FILE NO. 2-34100
FIDELITY SYSTEMATIC INVESTMENT PLANS

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
POST-EFFECTIVE AMENDMENT NO. 67
TO
FORM S-6

For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2.

A. EXACT NAME OF TRUST:
FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I: New and Destiny Plans II: New

B. NAME OF DEPOSITOR:
FIDELITY DISTRIBUTORS CORPORATION

C. COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:
82 Devonshire Street
Boston, Massachusetts 02109

D. NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICES:
Eric D. Roiter
Fidelity Distributors Corporation
82 Devonshire Street
Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):
[X] immediately upon filing pursuant to paragraph (b)
[ ] On (    ) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (      ) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ]     on (      ) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT FILE NO. 2-34100

                         PAGE
Facing Sheet             1
Table of Contents        2
Cross-Reference Sheet    3
Prospectus               7
Signature Page           82
Exhibits                 84

RECONCILIATION AND TIE OF INFORMATION SHOWN IN
INVESTMENT PLANS PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

FORM N-8B-2  CAPTION
ITEM NUMBER  REFERENCE
1(a)        Front Cover
(b)         Fidelity Systematic Investment Plans; General
2           The Sponsor; Back Cover
3           The Custodian; The Sponsor; Back Cover
4           Back Cover
5           General
6(a)        General; The Custodian
(b)         General; The Custodian
7           Not applicable
8           September 30
9           Not applicable
10(a)       How Fidelity Systematic Investment Plans Can Help You Meet
            Your Objectives; General
(b)         Distributions
(c)         Partial Liquidation of Your Plan; Systematic Withdrawal
            Program; Your Cancellation and Refund Rights; Terminating
            Your Plan
(d)         Partial Liquidation of Your Plan; Systematic Withdrawal
            Program; Transferring or Assigning Your Rights in a Plan;
            Your Cancellation and Refund Rights; Terminating Your
            Plan; Plan Reinstatement; Completed Plans and Exchanges
(e)         Termination of Your Plan by the Sponsor or Custodian;
            Partial Liquidation of Your Plan; Plan Reinstatement
(f)         Your Voting Rights
(g)(1)(2)   Substitution of the Underlying Investment


FORM N-8B-2  CAPTION
ITEM NUMBER  REFERENCE
(3)(4)      The Custodian
(h)(1)(2)   Substitution of the Underlying Investment
(3)(4)      The Custodian
(i)         Fees and Expenses
11          Investment Objective of the Funds
12(a)       Investment Objective of the Funds
(b)-(d)     Not applicable
(e)         Not applicable
13(a)(A)(B) How Fidelity Systematic Investment Plans Can Help You Meet
            Your Objectives; Fees and Expenses;    Rights of
            Accumulation    ; Changing the Face Amount of Your
            Plan;    Extended Investment Option; Your Cancellation and
            Refund Rights; Terminating Your   Plan; Plan
            Reinstatement; The Custodian; The Sponsor
(C)         The Sponsor; The Custodian; General
(D)         How Fidelity Systematic Investment Plans Can Help You Meet
            Your Objectives; Fees and Expenses;    Rights of
            Accumulation    ; Changing the Face Amount of Your
            Plan;    Extended Investment Option; Your Cancellation and
            Refund Rights; Terminating Your Plan; Plan Reinstatement;
            The Custodian; The Sponsor
(b)         Fees and Expenses
   (c)      Fidelity Systematic Investment Plans    ; How Fidelity
            Systematic Investment Plans Can Help You Meet Your
            Objectives
(d)         Rights of Accumulation    ; General
(e);(f)     Not applicable
(g)         Fees and Expenses; Financial Statements
14          How to Start a Destiny Plan
15          How to Start a Destiny Plan; The Custodian; The Sponsor
16          Investment Objectives of the Funds; The Custodian; The
            Sponsor
17          Partial Liquidation of Your Plan; Systematic Withdrawal
            Program; Your Cancellation and Refund Rights; Terminating
            Your Plan; Plan Reinstatement; Completed Plans and
            Exchanges
18(a);(b)   Distributions; The Custodian; The Sponsor
(c)         Not applicable
(d)         Not applicable
19          The Custodian

FORM N-8B-2  CAPTION
ITEM NUMBER  REFERENCE
20(a-c)     Termination of Your Plan by the Sponsor or Custodian;
            General; The Custodian; Reference is made to the
            statements in Exhibit A(1) filed herewith.
(d-f)       Not applicable
21          Not applicable
22          Reference is made to the statements in Exhibit A(1) filed
            herewith.
23          The Sponsor
24          Not applicable
25          The Sponsor
26(a)       Financial Statements
(b)         Not applicable
27          The Sponsor
28          The Sponsor
29          The Sponsor
30          Not applicable
31          Not applicable
32          Not applicable
33          Not applicable
34          Not applicable
35(a)(b)    General
(c)         Not applicable
36          Not applicable
37          Not applicable
38          Fidelity Systematic Investment Plans; General; The Sponsor
39          The Sponsor
40          Financial Statements
41(a)       The Sponsor

FORM N-8B-2  CAPTION
ITEM NUMBER  REFERENCE
(b) (c)     Not applicable
42          The Sponsor
43          Not applicable
44(a)       Financial Statements
(b)         Fees and Expenses; Financial Statements
45          Not applicable
46(a);(b)   Partial Liquidation of Your Plan; Systematic Withdrawal
            Plan; Your Cancellation and Refund Rights; Terminating
            Your Plan; Completed Plans and Exchanges; The Custodian
47          Investment Objective of the Funds; Substitution of the
            Underlying Investment;  The Custodian; The Sponsor
48          The Custodian; The Sponsor
49          Fees and Expenses The Custodian; The Sponsor; Statement of
            Operations
50          Not applicable
51          Not applicable
52(a)       Not applicable
(b)         Not applicable
(c)         Substitution of the Underlying Investment
(d)         Not applicable
53          Taxes
54          Not applicable
55          Fees and Expenses
56-59       Not applicable



Fidelity

       Systematic
Investment Plans:
Destiny Plans I: New
Destiny Plans II: New

PROSPECTUS
APRIL 2   6    , 1999

DESTINY

FIDELITY SYSTEMATIC INVESTMENT PLANS:
DESTINY PLANS    I: NEW     AND DESTINY PLANS II   : NEW

 The Destiny    Plans     are systematic investment plans that allow
you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes the two Destiny
Plans: Destiny Plans I   : New     and Destiny Plans II   : New
("Plans")    . You may make fixed monthly investments in a Plan for a
term of either 10 or 15 years. You may continue to make investments for as long as 25 years. You may invest in one of several monthly investment plan amounts and may make investments of as little as $50 per month. Investments in your Plan are applied to the purchase of
shares of Class    N     of one of the Fidelity Destiny Portfolios.
   Destiny Plans I: New purchases Class N     shares of Fidelity
Destiny Portfolios I   ,     and    Destiny     Plans II   : New
purchases    Class N     shares of Fidelity Destiny Portfolios II
("Funds")    . The Plans charge Creation and Sales Charges equal to
   as much as     50% of each of your first twelve monthly
investments. The Creation and Sales Charges are deducted from your
Plan investment, and the balance is invested    in Class N     shares
of the Funds. Your Plan purchases    Class N     shares of the
appropriate Fund at the Class' net asset value (NAV), without the
deduction of a sales charge.    Class N shares     of the Funds are
subject to    certain     annual    expenses, including management
fees, 12b-1 fees and transfer agent fees    . The Creation and Sales
Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section, beginning
on page    11    .

 YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because the full amount of the Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities, and your Plan's value will increase or decrease over time as the result of increases or decreases in the price of the securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than
their cost.    Advance     investment of any of your    monthly
investments increases the possibility that a loss may result from
early termination. You have the right to a refund of    the current
value of your investment in Class N shares and the full amount of
Creation and Sales charges you have paid     within 45 days of the
purchase of a Plan. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described in the "Your
Cancellation and Refund Rights" section on page    31    .

 Class    N shares     of the Funds are available to the public only
through the Plans    described in this prospectus    . A separate
prospectus describes two other Fidelity Systematic Investment Plans:
Destiny Plans I   : Original     and Destiny Plans II   :
Original    . This prospectus is available from your investment
professional or Fidelity Distributors Corporation, the Sponsor of the Plans. The fee arrangements of these other Plans are different than
those    described here    . You should consider the information
contained in the section called "General" on page    32     and
consult with your investment professional when deciding which Plan's fee arrangements are most appropriate for you. You do not have to purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Funds' investment adviser have investment objectives similar in many respects to those of the Funds. Your investment in shares of these other funds may not be subject to any sales charges or other charges that may apply to an investment in the Plans.

 Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by the Sponsor, Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the Prospectus of the Plans, the Prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios. You should only rely upon the information contained in these prospectuses.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

TABLE OF CONTENTS


                                                                      PAGE

FIDELITY SYSTEMATIC                                                   7
INVESTMENT PLANS

TABLE OF CONTENTS                                                     10

HOW FIDELITY SYSTEMATIC                                               11
INVESTMENT PLANS CAN HELP
YOU MEET YOUR OBJECTIVES

INVESTMENT OBJECTIVE OF THE                                           11
FUNDS

HOW TO START A DESTINY PLAN                                           12

                                1.   Tax-Advantaged Retirement        12
                                     Plans

FEES AND EXPENSES                                                     13

                                1.   Creation and Sales Charges       13

                                2.   Account Fees                     25

ILLUSTRATION OF TWO                                                   27
HYPOTHETICAL DESTINY PLANS

KEEPING YOUR PLAN CURRENT                                             31

DOLLAR-COST AVERAGING AND                                             31
DIVERSIFICATION

PLAN FEATURES AND YOUR RIGHTS                                         31
AND PRIVILEGES

                                1.   Automatic Investment Program     31
                                     and Government Allotment
                                     Program

                               2.    Rights of Accumulation           31

                                3.   Distributions                    31

                                4.   Federal Income Tax Withholding   31

                                5.   Your Voting Rights               32

                                6.   Making Advance Investments       32

                                7.   Changing the Face Amount of      32
                                     Your Plan

                                8.   Extended Investment Option       32

                                9.   Partial Liquidation of Your      32
                                     Plan

                                10.  Systematic Withdrawal Program    32

                                11.  Transferring or Assigning        33
                                     Your Rights in a Plan

                                12.  Transfer of Broker               33

                                13.  Your Cancellation and Refund     33
                                     Rights

                                14.  Terminating Your Plan            33

                                15.  Completed Plans and Exchanges    33

                                16.  Plan Reinstatement               34

                                17.  Taxes                            34

                                18.  Termination of Your Plan by      34
                                     the Sponsor or Custodian

SUBSTITUTION OF THE                                                   34
UNDERLYING INVESTMENT

GENERAL                                                               34

THE CUSTODIAN                                                         35

THE SPONSOR                                                           35

GLOSSARY                                                              37

FIDELITY DESTINY PORTFOLIOS                                           F-1
PROSPECTUS



HOW FIDELITY SYSTEMATIC INVESTMENT PLANS CAN HELP YOU MEET YOUR
OBJECTIVES

 Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in mutual fund shares.

 The value of each    Fidelity Destiny Portfolio's     shares is
subject to fluctuations in the values of its underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

 Before opening a Plan you should consider the following:

1. A Plan represents an agreement between you (the Planholder),
   Fidelity Distributors Corporation (    the Sponsor   )     and
State Street Bank and Trust Company (the Custodian) under which amounts invested, after the deduction of Creation and Sales Charges, are used to purchase shares of the Funds at net asset value.

2. Investments made through the Plans will not result in direct
ownership of the shares of either    of the F    unds, but rather will
represent an interest in a series of a unit investment trust, which will have direct ownership of the shares of a class of the Funds. You will have a beneficial interest in the underlying Fund's shares.

3. Unlike most other plans of this type, the Funds do not sell their shares directly to the public. Initial investments in the Funds may be made only through the trust arrangements provided by the Plans.

4. The Plans contain Creation and Sales Charges, sometimes called a
   "    front-end load".    I    f you were to terminate your Plan
between 2 months and 18 months,    the amount of Creation and Sales
Charges that would not be refunded to you could be     as much as
   15    % of your total investments made up to the time you terminate
your Plan. If you terminate your Plan after 18 months,    the amount
of Creation and Sales Charges that would not be refunded to you could
be     as much as    33.3    % of your total investments. However, if
you complete a 15-year Plan, the maximum Creation and Sales Charge would be 3.33% of your total investments. Accordingly, a Plan is not suited for short-term investments. See the subsection called "Creation and Sales Charges" in the section called "Fees and Expenses" on page
   11    .

INVESTMENT OBJECTIVE OF THE FUNDS

 Fidelity Destiny Portfolios, an open-end investment management company, is a series fund consisting of two separate funds, Destiny I and Destiny II. The Funds are diversified mutual funds: an investment vehicle that pools shareholders' money and invests it in a number of different securities. Each Fund's objective is to seek growth of capital, primarily from investment in equity securities. Each Fund will tend to be fully invested in common stocks and securities convertible into common stocks, but may also buy other types of securities such as preferred stocks and bonds. The Funds have the flexibility to invest in the securities of issuers with large or small market capitalizations, as well as the securities of both domestic and foreign issuers. The investment objective, policies and restrictions of the Funds are described in the accompanying Fidelity Destiny
Portfolios prospectus, which begins on page    54    .

 The Funds' investments are selected and supervised by Fidelity
Management & Research Company (FMR). For more information about the business experience of FMR, see "FMR and its Affiliates" on page
   62     of the Funds' prospectus.

HOW TO START A DESTINY PLAN

 To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you to choose either a 10-year or a 15-year Plan, and the amount of your monthly investment. You should include a check in the amount of the
first monthly investment, made payable to Destiny Plans I   : New
or Destiny Plans II   : New    , as the case may be, when you return
the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or,
if you are a    member of the     military, a government allotment, so
that your monthly investments are automatically sent from your checking account to the Plans. (See "Automatic Investment Program and
Government Allotment    Program    " on page    28    .) After your
Plan Application and initial investment is received in proper form by the Sponsor, the applicable Creation and Sales Charges will be deducted. The balance of your investment will be invested in shares of
Class    N     of the Funds, and you will receive a confirmation
statement showing the number of whole and fractional shares purchased for your Plan account.

    If you do not establish an Automatic Investment Program or a
government allotment, you may send     subsequent monthly investments,
made payable to Destiny Plans I   : New     or Destiny Plans II   :
New,     directly to the Custodian, Boston Financial Data Services,
Inc. (Boston Financial), at P.O. Box 8300, Boston, Massachusetts 02266-8300. Your subsequent investments in your Plan will also be
applied toward the purchase of Class    N shares     of the Funds at
the current NAV of Class    N     after the deduction of any
applicable Creation and Sales Charges.

       1. TAX-ADVANTAGED RETIREMENT PLANS

 The Plans may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However, the only retirement plan made available by Fidelity Destiny Portfolios is the Fidelity Destiny IRA (which includes SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

 Detailed information concerning the Fidelity Destiny IRA is available from the Sponsor. This information should be read carefully. The information describes the additional service fees charged for IRAs and describes the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

 Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual
maintenance fee charged by the Custodian    to each     Fidelity
Destiny IRA    account     is $10. This $10 fee will be deducted from
Fund shares unless it is paid in advance.

FEES AND EXPENSES

 Your Plan pays two kinds of fees: Creation and Sales Charges and
Account Fees. You will pay Creation and Sales Charges equal to    as
much as     50% of each of the first twelve investments in your Plan.
Your Plan may also pay certain Account Fees for services provided by the Custodian. Each of these fees is described in more detail below.

 Your Plan also indirectly pays    the fees imposed on Class N shares
of the funds, including management fees, 12b-1 fees and transfer agent
fees.     Your Plan indirectly pays these fees because it invests in
shares of Class    N     of the Funds. For more information about the
   fees payable by the Funds,     see "   Expenses    " on page 56 of
the Funds' prospectus.

       1. CREATION AND SALES CHARGES

 You will pay Creation and Sales Charges equal to    as much as
    50% of your first twelve investments in your Plan. When you have completed a 10-year Plan (120 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to
   as much as     5.00% of your total Plan investments, assuming that
you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The percentage of Creation and Sales Charges for each invested dollar decreases proportionately as Face Amount increases. The Creation and Sales Charges on the largest
10-year    plan size    , $10,000 a month ($1,200,000 Face Amount),
amount to    1.5    % of your total Plan investments.

 When you have completed a 15-year Plan (180 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 3.33% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15-year plan
size    , $10,000 a month ($1,800,000 Face Amount), amount to
   1.00    % of your total Plan investments.

 You have certain refund and cancellation rights, described on page
   31 . However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days and 18 months after you start your Plan, the Creation and Sales Charges that would not be refunded to you
could be as much as    15    % of your total investments made. If you
terminate your Plan after 18 months, the Creation and Sales Charges that would not be refunded to you could be as much as 33.33 % of your total investments made.

 The following tables illustrate the effect of the Creation and Sales Charges on Plans with different monthly investment amounts and different Plan lengths.

CREATION AND SALES CHARGE   S
10-YEAR PLANS
(120 INVESTMENTS)


MONTHLY INVESTMENT  TOTAL FACE AMOUNT OF PLAN  CREATION AND SALES CHARGES  TOTAL CREATION AND  SALES  PERCENTAGE OF TOTAL
                                               PER FIRST 12 INVESTMENTS    CHARGES                    INVESTMENT IN PLAN*

$ 50.00              $6,000.00                  $25.00                      $300.00                    5.00%

 75.00              $9,000.00                   37.50                       $450.00                    5.00%

 100.00             $12,000.00                  50.00                       $600.00                    5.00%

 125.00             $15,000.00                  62.50                       $750.00                    5.00%

 150.00             $18,000.00                  75.00                       $900.00                    5.00%

 166.66             $19,999.20                  83.33                       $999.96                    5.00%

 200.00             $24,000.00                  100.00                      $1,200.00                  5.00%

 250.00             $30,000.00                  125.00                      $1,500.00                  5.00%

 300.00             $36,000.00                  150.00                      $1,800.00                  5.00%

 350.00             $42,000.00                  175.00                      $2,100.00                  5.00%

 400.00             $48,000.00                  200.00                      $2,400.00                  5.00%

 450.00             $54,000.00                  225.00                      $2,700.00                  5.00%

 500.00             $60,000.00                  250.00                      $3,000.00                  5.00%

 600.00             $72,000.00                  300.00                      $3,600.00                  5.00%

 700.00             $84,000.00                  350.00                      $4,200.00                  5.00%

 800.00             $96,000.00                  400.00                      $4,800.00                  5.00%

 900.00             $108,000.00                 450.00                      $5,400.00                  5.00%

 1,000.00           $120,000.00                 500.00                      $6,000.00                  5.00%

 1,250.00           $150,000.00                 625.00                      $7,500.00                  5.00%

 1,500.00           $180,000.00                 675.00                      $8,100.00                  4.50%

 1,750.00           $210,000.00                 700.00                      $8,400.00                  4.00%

 2,000.00           $240,000.00                 750.00                      $9,000.00                  3.75%

 2,500.00           $300,000.00                 812.50                      $9,750.00                  3.25%

 5,000.00           $600,000.00                 1,250.00                    $15,000.00                 2.50%

 10,000.00          $1,200,000.00               1,500.00                    $18,000.00                 1.50%



MONTHLY INVESTMENT  PERCENTAGE OF NET INVESTMENT
                    IN PLAN*

$ 50.00              5.26%

 75.00               5.26%

 100.00              5.26%

 125.00              5.26%

 150.00              5.26%

 166.66              5.26%

 200.00              5.26%

 250.00              5.26%

 300.00              5.26%

 350.00              5.26%

 400.00              5.26%

 450.00              5.26%

 500.00              5.26%

 600.00              5.26%

 700.00              5.26%

 800.00              5.26%

 900.00              5.26%

 1,000.00            5.26%

 1,250.00            5.26%

 1,500.00            4.71%

 1,750.00            4.17%

 2,000.00            3.90%

 2,500.00            3.36%

 5,000.00            2.56%

 10,000.00           1.52%



* Assuming completion of your Plan.

 "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

CREATION AND SALES CHARGE   S
15-YEAR PLANS
(180 INVESTMENTS)


MONTHLY INVESTMENT  TOTAL FACE AMOUNT OF PLAN  CREATION AND SALES CHARGES  TOTAL CREATION AND  SALES  PERCENTAGE OF TOTAL
                                               PER FIRST 12 INVESTMENTS    CHARGES                    INVESTMENT IN  PLAN*

 $50.00              $9,000.00                  $25.00                      $300.00                    3.33%

 75.00              $13,500.00                  37.50                       $450.00                    3.33%

 100.00             $18,000.00                  50.00                       $600.00                    3.33%

 125.00             $22,500.00                  62.50                       $750.00                    3.33%

 150.00             $27,000.00                  75.00                       $900.00                    3.33%

 166.66             $29,998.80                  83.33                       $999.96                    3.33%

 200.00             $36,000.00                  100.00                      $1,200.00                  3.33%

 250.00             $45,000.00                  125.00                      $1,500.00                  3.33%

 300.00             $54,000.00                  150.00                      $1,800.00                  3.33%

 350.00             $63,000.00                  175.00                      $2,100.00                  3.33%

 400.00             $72,000.00                  200.00                      $2,400.00                  3.33%

 450.00             $81,000.00                  225.00                      $2,700.00                  3.33%

 500.00             $90,000.00                  250.00                      $3,000.00                  3.33%

 600.00             $108,000.00                 300.00                      $3,600.00                  3.33%

 700.00             $126,000.00                 350.00                      $4,200.00                  3.33%

 800.00             $144,000.00                 400.00                      $4,800.00                  3.33%

 900.00             $162,000.00                 450.00                      $5,400.00                  3.33%

 1,000.00           $180,000.00                 500.00                      $6,000.00                  3.33%

 1,250.00           $225,000.00                 625.00                      $7,500.00                  3.33%

 1,500.00           $270,000.00                 675.00                      $8,100.00                  3.00%

 1,750.00           $315,000.00                 700.00                      $8,400.00                  2.67%

 2,000.00           $360,000.00                 750.00                      $9,000.00                  2.50%

 2,500.00           $450,000.00                 812.50                      $9,750.00                  2.17%

 5,000.00           $900,000.00                 1,250.00                    $15,000.00                 1.67%

 10,000.00          $1,800,000.00               1,500.00                    $18,000.00                 1.00%



MONTHLY INVESTMENT   PERCENTAGE OF NET INVESTMENT
                     IN  NEW PLAN*

 $50.00               3.45%

 75.00                3.45%

 100.00               3.45%

 125.00               3.45%

 150.00               3.45%

 166.66               3.45%

 200.00               3.45%

 250.00               3.45%

 300.00               3.45%

 350.00               3.45%

 400.00               3.45%

 450.00               3.45%

 500.00               3.45%

 600.00               3.45%

 700.00               3.45%

 800.00               3.45%

 900.00               3.45%

 1,000.00             3.45%

 1,250.00             3.45%

 1,500.00             3.09%

 1,750.00             2.74%

 2,000.00             2.56%

 2,500.00             2.21%

 5,000.00             1.69%

 10,000.00            1.01%



* Assuming completion of your Plan.

 "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

CREATION AND SALES CHARGE   S
EXTENDED INVESTMENT OPTION   *
(300 INVESTMENTS)


MONTHLY INVESTMENT TOTAL FACE AMOUNT OF PLAN  CREATION AND SALES CHARGES  TOTAL CREATION AND  SALES  PERCENTAGE OF TOTAL
                                              PER FIRST 12 INVESTMENTS    CHARGES                    INVESTMENT IN  PLAN**

$ 50.00             $15,000.00                 $25.00                      $300.00                    2.00%

 75.00             $22,500.00                  37.50                       $450.00                    2.00%

 100.00            $30,000.00                  50.00                       $600.00                    2.00%

 125.00            $37,500.00                  62.50                       $750.00                    2.00%

 150.00            $45,000.00                  75.00                       $900.00                    2.00%

 166.66            $49,998.00                  83.33                       $999.96                    2.00%

 200.00            $60,000.00                  100.00                      $1,200.00                  2.00%

 250.00            $75,000.00                  125.00                      $1,500.00                  2.00%

 300.00            $90,000.00                  150.00                      $1,800.00                  2.00%

 350.00            $105,000.00                 175.00                      $2,100.00                  2.00%

 400.00            $120,000.00                 200.00                      $2,400.00                  2.00%

 450.00            $135,000.00                 225.00                      $2,700.00                  2.00%

 500.00            $150,000.00                 250.00                      $3,000.00                  2.00%

 600.00            $180,000.00                 300.00                      $3,600.00                  2.00%

 700.00            $210,000.00                 350.00                      $4,200.00                  2.00%

 800.00            $240,000.00                 400.00                      $4,800.00                  2.00%

 900.00            $270,000.00                 450.00                      $5,400.00                  2.00%

 1,000.00          $300,000.00                 500.00                      $6,000.00                  2.00%

 1,250.00          $375,000.00                 625.00                      $7,500.00                  2.00%

 1,500.00          $450,000.00                 675.00                      $8,100.00                  1.80%

 1,750.00          $525,000.00                 700.00                      $8,400.00                  1.60%

 2,000.00          $600,000.00                 750.00                      $9,000.00                  1.50%

 2,500.00          $750,000.00                 812.50                      $9,750.00                  1.30%

 5,000.00          $1,500,000.00               1,250.00                    $15,000.00                 1.00%

 10,000.00         $3,000,000.00               1,500.00                    $18,000.00                 0.60%



MONTHLY INVESTMENT   PERCENTAGE OF NET INVESTMENT
                     IN  PLAN**

$ 50.00               2.04%

 75.00                2.04%

 100.00               2.04%

 125.00               2.04%

 150.00               2.04%

 166.66               2.04%

 200.00               2.04%

 250.00               2.04%

 300.00               2.04%

 350.00               2.04%

 400.00               2.04%

 450.00               2.04%

 500.00               2.04%

 600.00               2.04%

 700.00               2.04%

 800.00               2.04%

 900.00               2.04%

 1,000.00             2.04%

 1,250.00             2.04%

 1,500.00             1.83%

 1,750.00             1.63%

 2,000.00             1.52%

 2,500.00             1.32%

 5,000.00             1.01%

 10,000.00            0.60%



* For a description of the Extended Investment Option, see page


   29    .

** Assuming completion of your Plan.

 "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN


                              AT THE END OF YOUR  10-YEAR          AT THE END OF 6 MONTHS  (6
                              PLAN  (120 INVESTMENTS)*             INVESTMENTS)

                              AMOUNT       % OF TOTAL INVESTMENTS  AMOUNT                      % OF TOTAL INVESTMENTS

10 YEARS (120 INVESTMENTS)

Total Investments             $ 6,000.00   100.00%                $ 300.00                    100.00%

Less: Creation and Sales       300.00      5.00                    150.00                     50.00
Charges

Net Amount Invested in Plan    5,700.00    95.00                   150.00                     50.00

15 YEARS (180 INVESTMENTS)

Total Investments             $ 9,000.00   100.00%                $ 300.00                    100.00

Less: Creation and Sales       300.00      3.33                    150.00                     50.00
Charges

Net Amount Invested in Plan    8,700.00    97.67                   150.00                     50.00

25 YEARS (300 INVESTMENTS)**

Total Investments             $ 15,000.00  100.00%                $ 300.00                    100.00

Less: Creation and Sales       300.00      2.00                    150.00                     50.00
Charges

Net Amount Invested in Plan    14,700.00   98.00                   150.00                     50.00




                              AT THE END OF 1 YEAR  (12            AT THE END OF 2 YEARS  (24
                              INVESTMENTS)                         INVESTMENTS)

                              AMOUNT       % OF TOTAL INVESTMENTS  AMOUNT                      % OF TOTAL INVESTMENTS

10 YEARS (120 INVESTMENTS)

Total Investments             $ 600.00     100.00%                $ 1,200.00                  100.00%

Less: Creation and Sales      300.00       50.00                   300.00                     25.00
Charges

Net Amount Invested in Plan   300.00       500.00                  900.00                     75.00

15 YEARS (180 INVESTMENTS)

Total Investments             $ 600.00     100.00%                $ 1,200.00                  100.00%

Less: Creation and Sales      300.00       50.00                   300.00                     25.00
Charges

Net Amount Invested in Plan   300.00       500.00                  900.00                     75.00

25 YEARS (300 INVESTMENTS)**

Total Investments             $ 600.00     100.00%                $ 1,200.00                  100.00%

Less: Creation and Sales      300.00       50.00                   300.00                     25.00
Charges

Net Amount Invested in Plan   300.00       500.00                  900.00                     75.00



   * Assuming completion of your Plan.

   * * The 25-years (300 investments) schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option. For a description of the Extended Investment
Option, see page    29    .

 "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

       2. ACCOUNT FEES

 You may also pay additional Account Fees to the Custodian for certain services provided by the Custodian. These fees are described below.

 COMPLETED PLAN FEE: An annual fee of $12 or 2/10ths of 1% of the Face Amount of the Plan, whichever is less, will be charged if you have completed your Plan but have elected not to hold shares of Class
N     of the Fund directly. (See "Completed Plans" on page    30    .)

 INACTIVE ACCOUNT FEE: An annual $12 fee will also be charged to your Plan if you have not completed your Plan and your Plan is not current.
(See "Keeping Your Plan Current" on page    28    .)

 TERMINATION FEE: A fee of $2.50 will be charged to your Plan if you make a complete withdrawal or you terminate your Plan prior to
completion. (See "Terminating Your Plan" on page    30    .)

 RETURNED CHECK FEE: A fee of $2.50 will be charged to your Plan for any check or preauthorized check which is not honored by the bank on which it is drawn.

 FIDELITY DESTINY IRA MAINTENANCE FEE: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee. (See
"Tax-Advantaged Retirement Plans" on page        .)

 You may avoid these Account Fees by terminating your Plan and
receiving shares of the Fund.    However,     if you terminate your
Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan.
   If you hold fund shares directly, other fees may apply to your
account or your IRA.     If you choose to own shares of the Fund
directly, you will not be able to    replace any     partial
liquidations at NAV. (See "Partial Liquidation of Your Plan" on page
   29    .)

 These services are provided by the Custodian, State Street Bank and Trust Company, or its affiliated bookkeeping and administrative service agent, Boston Financial (see "The Custodian" on page
   32    ). The Custodian deducts the fees described above, and any other charges that may be provided for in the Custodian Agreement or in the Plans, from your Plan account. These fees are paid first from dividends and distributions and then, if necessary, from principal. The Custodian has certain rights to charge your Plan account, either on a pro rata basis or by retaining shares on a pro rata basis, to pay fees, taxes or expenses in connection with the Plans or to set up reserves. The Custodian has a lien upon your shares to the extent of these rights.

 Except as described in this "Fees and Expenses" section, there are currently no other deductions made against Planholder accounts, or deducted from Fund dividends or distributions, to compensate the
Sponsor or the Custodian for their services.    Any of the Account
Fees, Custodian Fees and Other Fees and Charges provided for in this
prospectus or the Custodian Agreement and its schedules     which
would otherwise be charged to the Plan or Planholders, or deducted from Fund dividends or distributions, may be paid by the Fund or the
Sponsor.    Although there is no current intention to do so, the Funds and the Sponsor each reserve the right to stop paying the charges for any or all of the services provided by the Custodian under the Custodian Agreement or in this Prospectus and to cause these charges to be paid by the Plans, individual Plan accounts, Planholders and Fund dividends and distributions. These charges shall include, without limitation, the Account Fees, Custodian Fees and Other Fees and Charges provided for in the Custodian Agreement or its schedules.

ILLUSTRATION OF TWO HYPOTHETICAL DESTINY PLANS

ILLUSTRATION OF AN HYPOTHETICAL $50 MONTHLY DESTINY PLANS I   :
NEW

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The
illustration includes the effect of expenses paid by Class    N    .
No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1983 through September 1998, with all investments made at the end of each month.

 This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

   INVESTMENT NO.    FISCAL YEAR ENDED  CUMULATIVE INVESTMENTS  CREATION AND SALES CHARGES         TOTAL VALUE  OF PLAN(A)

1           -   12   Sept-84            $ 600.00                $ 300.00                           $ 314.20

13          -   24   Sept-85             1,200.00                0.00                              $ 956.51

25          -   36   Sept-86             1,800.00                0.00                              $ 1,902.80

37          -   48   Sept-87             2,400.00                0.00                              $ 3,455.88

49          -   60   Sept-88             3,000.00                0.00                              $ 3,702.25

61          -   72   Sept-89             3,600.00                0.00                              $ 5,547.45

73          -   84   Sept-90             4,200.00                0.00                              $ 5,066.11

85          -   96   Sept-91             4,800.00                0.00                              $ 8,175.70

97          -   108  Sept-92             5,400.00                0.00                              $ 9,821.72

109         -   120  Sept-93             6,000.00                0.00                              $ 13,016.07

121         -   132  Sept-94             6,600.00                0.00                              $ 15,104.89

133         -   144  Sept-95             7,200.00                0.00                              $ 19,783.07

145         -   156  Sept-96             7,800.00                0.00                              $ 23,394.09

157         -   168  Sept-97             8,400.00                0.00                              $ 32,300.00

169         -   180  Sept-98             9,000.00                0.00                              $ 35,407.28

                                        $ 9,000.00              $ 300.00                    TOTAL  $ 35,407.28



(A) The initial offering of the Plans took place April 26, 1999. Total returns prior to that date are based on historical results for Class O of the Funds, restated to reflect the higher 12b-1 and
transfer agent expenses applicable to Class N of the Funds.     Total
is determined by Destiny I's fiscal year-end NAV.

ILLUSTRATION OF AN HYPOTHETICAL $166.66 MONTHLY DESTINY PLANS I   :
NEW

 The table below assumes an initial investment of $166.66 and subsequent investments of $166.66 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by
Class    N    . No adjustments have been made for any income taxes
payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1983 through September 1998, with all investments made at the end of each month.

 This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a New Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.


INVESTMENT NO.      FISCAL YEAR ENDED  CUMULATIVE INVESTMENTS  CREATION AND SALES CHARGES         TOTAL VALUE  OF PLAN(A)

1           -   12   Sept-84            $ 1,999.92              $ 999.96                           $ 1,047.28

13          -   24   Sept-85             3,999.84                0.00                              $ 3,188.25

25          -   36   Sept-86             5,999.76                0.00                              $ 6,342.42

37          -   48   Sept-87             7,999.68                0.00                              $ 11,519.14

49          -   60   Sept-88             9,999.60                0.00                              $ 12,340.32

61          -   72   Sept-89             11,999.52               0.00                              $ 18,490.76

73          -   84   Sept-90             13,999.44               0.00                              $ 16,886.34

85          -   96   Sept-91             15,999.36               0.00                              $ 27,251.25

97          -   108  Sept-92             17,999.28               0.00                              $ 32,737.76

109         -   120  Sept-93             19,999.20               0.00                              $ 43,385.14

121         -   132  Sept-94             21,999.12               0.00                              $ 50,346.94

133         -   144  Sept-95             23,999.04               0.00                              $ 68,940.91

145         -   156  Sept-96             25,998.96               0.00                              $ 77,977.19

157         -   168  Sept-97             27,998.88               0.00                              $ 107,662.34

169         -   180  Sept-98             29,998.80               0.00                              $ 118,019.54

                                        $ 29,998.80             $ 300.00                    TOTAL  $ 118,019.54



(A) The initial offering of the Plans took place April 26, 1999. Total returns prior to that date are based on historical results for Class O of the Funds, restated to reflect the higher 12b-1 and
transfer agent expenses applicable to Class N of the Funds.     Total
is determined by Destiny I's fiscal year-end NAV.

KEEPING YOUR PLAN CURRENT

 Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15-year Plan for another 10 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. (See "Automatic Investment Program and Government
Allotment Program"    below    )

 If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. (See "Dollar-Cost Averaging
and Diversification    "    below    .) If you stop making monthly
investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

 Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is
in default. (See "Termination of Your Plan" on page    29    .)

DOLLAR-COST AVERAGING AND DIVERSIFICATION

 The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or guard against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

 Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified funds, which means that the Funds invest in a number of different securities.

PLAN FEATURES AND YOUR RIGHTS AND PRIVILEGES

       1. AUTOMATIC INVESTMENT PROGRAM AND GOVERNMENT ALLOTMENT
PROGRAM

 To encourage and assist you in making monthly investments and to eliminate the burden of writing a check every month, you may establish an Automatic Investment Program. Under an Automatic Investment Program, your monthly investments are automatically debited from your
bank account. If you are a    member of the     military, you may
establish a government allotment program so that your monthly investments will be made automatically.

 To initiate an Automatic Investment Program, you should complete a Preauthorized Check Transaction Form, attach a voided blank check, and send it to Boston Financial. Boston Financial will then draft your bank account each month in the amount of the monthly Plan investment amount. The proceeds of the draft, less any applicable Creation and Sales Charges and other applicable Account Fees, will be invested in
your Plan account. M   embers of the m    ilitary may initiate a
government allotment program by completing a government allotment form.

 You may begin or change these programs at any time by written notice to Boston Financial, provided the notice is received by Boston Financial at least 15 days before the date the program or the change is to go into effect. You may terminate these programs at any time by written notice to Boston Financial, provided the notice is received by Boston Financial at least five business days before the date of the next scheduled draft or government allotment.

       2. RIGHTS OF ACCUMULATION

 You may qualify to pay lower Creation and Sales Charges    on all
Plans that you own     by aggregating the Face Amounts of two or more
Fidelity Destiny Plans when you purchase one or more new Plans or when you increase the Face Amount of a Plan. 10-year and 15-year Plans may not be combined.

 To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for the rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. The applications for each new Plan that you are purchasing must be submitted at the same time that you send your notice.

 Each Plan that you already own must be current at the time you send your notice. Qualified retirement plans are always considered current for the purpose of rights of accumulation. If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently stops making monthly investments and is no longer a Current Plan, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

 You may only combine Plans that are registered to you, your spouse, your children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. You may also combine any Fidelity Destiny IRA Plan registered to you, your spouse or your children under the age of 21, as long as the monthly investment in that Plan is equal to $166.66 per month. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

       3. DISTRIBUTIONS

 Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Fund shares at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

 You must instruct Boston Financial in writing if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested unless the Planholder is age 59 1/2 or older.

 Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend". Dividends and distributions, if declared, are normally paid annually by each Fund,
and may be taxable to you. (See "Taxes" on page    31.    )

       4. FEDERAL INCOME TAX WITHHOLDING

 Boston Financial can withhold 28% of any dividend or other distribution paid by the Funds and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

 Withholding is available only if your Plan reinvests dividends and other distributions. It is not available for tax-advantaged retirement plans, including Fidelity Destiny IRAs. The withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding.

       5. YOUR VOTING RIGHTS

 You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of Fidelity Destiny
Portfolios: Destiny I and Destiny II. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plans in the same proportion as it votes the votes for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

       6.    MAKING ADVANCE INVESTMENTS

 You may make your monthly investments in advance of their due dates, and you may complete your Plan ahead of schedule, but you may not make more than 24 investments, including any monthly investments, in any single calendar year. In addition to investments that you make in advance of their due date, you may make an additional advance investment in a single lump sum equal in amount to not more than 24 investments. This advance investment option may be exercised only once, either initially, or at any one time during the term of your Plan. You may not make advance investments if doing so would cause your Plan to be more than 48 investments ahead of schedule. These advance investment provisions may be waived only to make a Plan that is in arrears current, for a transfer of assets from a tax-advantaged retirement plan to a Destiny tax-advantaged retirement plan, or in the event of your death, to allow the Plan to be completed at one time by your estate or beneficiary. Your Creation and Sales Charges will not be reduced if you make your monthly investments in advance.

       7. CHANGING THE FACE AMOUNT OF YOUR PLAN

 You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face
Amount that is one of the Monthly Investment amounts shown on page   s
,  and     . Within    12     months of the time you open a new Plan,
your may decrease your Face Amount by as much as 50%. Within    12
months of the time you increase the Face Amount of your Plan, you may
decrease your Face Amount back to    an amount not lower than     the
Plan's previous Face Amount. You must send your request for a change in the Face Amount of a Plan to Boston Financial along with a completed Plan Application for the new Face Amount.

 Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your Plan will be paid by liquidating Fund shares held by your Plan.

       8. EXTENDED INVESTMENT OPTION

 If you purchase a 15-year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments, automatically activating the Extended Investment option. If you purchase a 10-year Plan, you must first change the Face Amount of your Plan to that of a 15-year Plan and complete that Plan before activating the Extended Investment option. You may make as many as 120 additional monthly investments. Your additional investments are subject to the same deductions as your last scheduled investment. Your Extended Investment option will end after your 300th monthly Plan investment.

 If you make investments under the Extended Investment option and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. If the Extended Investment option expires because your Plan is not current, because written notice of termination is given to Boston Financial, or for any other reason, the Custodian has the right to increase or impose Account Fees at the rate currently being charged for new Plans of the same Face Amount.
       9. PARTIAL LIQUIDATION OF YOUR PLAN

 Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may sell less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to sell up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial liquidations as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

 If your partial liquidation results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the
address of record   , or if the proceeds are to be paid to someone
other than the record owner of the account    , a signature guarantee
is required. A signature guarantee is also required if you have changed your address within 30 days of your partial liquidation request. A signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A signature guarantee may not be provided by a notary public. The Custodian will accept signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations. Your partial liquidation request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any withdrawals or liquidations can be executed.

 You may also make partial liquidations by telephone by calling
1-800-225-5270, as long as you are not withdrawing more than $100,000 from your Plan and your request does not require a signature guarantee. You may not make a partial liquidation by telephone from a Destiny tax-advantaged retirement plan.

 The redemption price for the partial liquidation will be the next
determined NAV after your request is accepted.    Partial liquidation
requests must be made by 4:00 p.m. Eastern time to receive that day's
NAV.     You will receive proceeds by check made payable as the
account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial liquidation within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days).

 You may realize a capital gain or loss for federal income tax
purposes on partial liquidations. If assets from a    Fidelity
    Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

 If you make a partial liquidation of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after
90 days from the date of the original sale. If you own a    Fidelity
    Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale.

 You may replace Plan shares at any time, and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial liquidation must be at least 25% of the amount liquidated or $2,000, whichever is less. Replacements of partial liquidations should be clearly identified clearly to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial liquidations and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

 The partial liquidation and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial liquidation and to impose such additional restrictions as, in its judgment, are conform with the requirements of Rule 2830 of the Rules of the Association of the National Association of Securities Dealers, Inc. (NASD). You will be liable for any transfer taxes that may be incurred on any partial liquidation or replacement.

       10. SYSTEMATIC WITHDRAWAL PROGRAM

 When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older, you do not have to complete your Plan before you start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on the first day of every month or every quarter. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time.

 Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. While the Systematic Withdrawal Program is in force, you may not elect to receive dividends and distributions in cash. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

 The Sponsor reserves the right to stop offering the Systematic
Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

       11. TRANSFERRING OR ASSIGNING YOUR RIGHTS IN A PLAN

 To secure a loan, you may assign your right, title and interest in your entire Plan to a bank or other lending institution. You may not assign your Plan if it is a Fidelity Destiny IRA, a UTMA Plan, or an UGMA Plan. You may not make a partial assignment of your Plan. The bank or other lending institution will not be entitled to exercise the right of partial withdrawal or partial redemption.

 You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

       12. TRANSFER OF BROKER

 The dealer firm of record has proprietary rights to all commissions and 12b-1 fees earned during the duration of your Plan. It is also under no obligation to transfer your Plan to another dealer firm as long as its dealer agreement with Fidelity Destiny Plans remains active. If the dealer firm of record chooses to release your Plan and, therefore, subsequent commissions and 12b-1 fees to a new dealer firm, it must first complete and sign an Assignment of Amounts Due form. This form must be returned to the Custodian, State Street Bank and Trust Company.

       13. YOUR CANCELLATION AND REFUND RIGHTS

 You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Sponsor will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

 In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption.

 In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, or if the proceeds are to be sent to an address other than the address of record, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request.

 If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement
Privilege" on page 34 . You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

 The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

       14. TERMINATING YOUR PLAN

 You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charge will be higher than if you had completed your Plan. You may also partially liquidate
your Plan. (See "Partial Liquidations    of Your Plan    " on page
       .) If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

 When you terminate your Plan, you may choose to hold Fund shares
directly by    directing     the Custodian    to     deliver any or
all of the Fund shares that have accumulated in    your     Plan for
at least 60 days, properly registered in your name, to Fidelity Service Company, Inc. (Service), the transfer agent of the Funds. You may exchange your Fund shares for shares of any of the Fidelity
Advisor Funds. Y    ou may    also     receive a check for the
proceeds by directing the Custodian, as your agent, to withdraw the
shares, redeem them, and send the proceeds to you.        For more
information, see    "Completed Plans and Exchanges" on page 20 and
"Exchange Restrictions" on page    71     of the Funds' prospectus.

 For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an
address other than the address of record,    or if the proceeds are to
be paid to someone other than the record owner of the account, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or liquidations can be executed. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

 The redemption price of your Fund shares will be the next determined
NAV after your request is accepted.    Termination requests must be
received by 4:00 p.m. Eastern time to receive that day's NAV.     You
will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. The right of redemption of shares of the Funds may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission have determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

       15. COMPLETED PLANS AND EXCHANGES

 Shares of completed or terminated Plans may be converted into shares of the related Fund. Thereafter, Fund shares may be exchanged at NAV for shares of any of the Fidelity Advisor Funds, subject to minimum initial investment requirements. To exchange into a Fidelity Advisor Fund, you will need to complete a Fidelity Advisor Fund application. FMR is the investment adviser of the Fidelity Advisor Funds. For more information, see "Exchange Restrictions" on page 72 of the Funds' prospectus.

 Exchanges between the two Plans are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: Original or Destiny Plans II: Original offered by means of a separate prospectus. Shares of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

       1   6    . PLAN REINSTATEMENT

 You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount once during the original term of your former Plan under the same account registration as your former Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your former Plan. When you reinstate your Plan, your new Plan will invest in the same Class of the Fund as your former Plan, at the NAV of that Class next determined after your reinstatement request is accepted in good order by Boston Financial.

 You may terminate tax-advantaged retirement Plan accounts and reinstate the assets in another tax-advantaged retirement account without any sales charge as often as you wish as long as the only difference between the account registration of the former Plan account and the new Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

 If you terminated your former Plan and redeemed your shares under the
Cancellation and Refund Rights described on page        , you may not
reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The Plan Reinstatement privilege is separate from the Partial Liquidation
privilege described on page        .

 When you reinstate your Plan, your new Plan will resume at the same monthly investment number that would have been due if you had not terminated your former Plan. Your Plan will be credited for all monthly investments made to your former Plan. If your Plan was not current when it was terminated and you had an unpaid balance on your monthly investments under your former Plan, you will be responsible for any monthly investments due on your former Plan. However, you will not need to make up any monthly investment that would have been made while your Plan was terminated. The total number of monthly investments to be made on your Plan will remain the same.

 The Sponsor may, from time to time, extend the Plan Reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

 You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny New Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

       17. TAXES

 For tax purposes, you are treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares, not the Custodian or Sponsor. For more
information, see "Taxes" on page    72     of Funds' prospectus.
Appropriate notices about taxable distributions will be sent to you as necessary.

 The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any
reinvested distributions. If you own a    Fidelity     Destiny IRA and
itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

       18. TERMINATION OF YOUR PLAN BY THE SPONSOR OR CUSTODIAN

 Although a Plan may call for regular investments over a 10-year or 15-year period, neither the Sponsor nor the Custodian can terminate your Plan until 300 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. (See "Substitution of the Underlying
Investment" on page    37    .) Normally, a Plan is in default if no
investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any preinvestments you have made.

 After 300 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

 No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these
assets for your benefit, subject only to    any applicable
    escheat   ment     laws. The Custodian has no obligation to pay
interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

 The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

 If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

 If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

 The terms of the Plans are set out in a Custodian Agreement which is governed by the laws of the Commonwealth of Massachusetts. The Plans are a unit investment trust under the Investment Company Act of 1940, and are registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity Destiny
Portfolios does not sell shares    of Class N     directly to the
public   .     Fidelity Systematic Investment Plans are currently
offered for sale in all states. Ohio salesmen must be registered under the Ohio Bond Debenture Act.

 In addition to the two Plans offered in this prospectus        there
are currently two other series of Fidelity Systematic Investment
Plans   :     Destiny Plans I   : Original     and Destiny Plans
II   : Original (the "Original Plans")    . The fee arrangements for
the Original Plans are different from and could be more appropriate for you than those of the Plans. In general, investors in the
   Original     Plans pay a fixed percentage of each investment in
Creation and Sales Charges and also pay directly for certain Custodian Fees and other administrative expenses. In contrast, investors in
the        Plans do not pay Creation and Sales Charges after the first twelve investments and do not pay directly for the Custodian Fees and
other administrative expenses paid by the    Original     Plans.
However, investors in the Plans indirectly pay certain 12b-1 fees and transfer agent fees that are charged to the class of the underlying Fund's shares in which the New Plan invests. A copy of a separate
prospectus describing the two    Original     Plans in detail is
available from your investment professional or from Fidelity Distributors Corporation.

 In determining which Plan is appropriate for you, you should consider, among other factors, the size and term of the Plan in which you plan to invest and your ability to qualify for lower creation and sales charges. In general, the larger the amount of each monthly payment in your Plan and the longer the term of your Plan, the more likely it is that the total expenses you would pay under the
   Original     Plan will be less than the total expenses you would
pay under the New Plan. The actual amount that you pay under the New Plan, however, will depend on a number of factors, including the performance of the underlying Fund and whether you continue to hold your investment in the underlying Fund after you have completed or terminated your Plan. You should consult with your investment professional as to which Plan is the most appropriate for you.

 The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Funds' prospectus
beginning on page    67    . Generally, shares of the Funds are
purchased at NAV within two business days of the date the Custodian receives Plan investments. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

 Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. 12b-1 fees may also be paid to these broker-dealers. Also, the Sponsor may, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale and service of the Plans without reimbursement from the Fidelity Destiny Portfolios. In some instances, these incentives may be offered only to certain investment professionals whose representatives provide services in connection
with the sale or expected sale of significant amounts of    the
Plans. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

 State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plans under a Custodian Agreement with the Sponsor and maintains custody of the Plans. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

 All correspondence should be directed to Boston Financial Data
Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

 The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

 You send your investments into the Plans to Boston Financial. After making authorized deductions, Boston Financial applies the money to
the purchase of Fund shares. Investments in Destiny Plans I   :
New     purchase shares of        Class    N     of Destiny I.
Investments in Destiny Plans II   : New     purchase shares of
Class    N     of Destiny II. The Custodian holds these Fund shares in
its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

 The Custodian causes periodic audits to be taken of the records it maintains relating to the Plans, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

 The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

 The Custodian Agreement cannot be amended to affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. That successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

 Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below.

 Edward C. Johnson 3d, Director, is Chairman, Chief Executive Officer and a Director of FMR Corp., a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity
Investments Money Management, Inc. (19   9    8 - present), Fidelity
Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. He is Trustee and President of Fidelity's mutual funds. Abigail Johnson, Vice President of certain Fidelity equity funds, is Mr. Johnson's daughter.

 James C. Curvey, Director (1997), is President of FMR Corp. (1998 - present).

 Martha B. Willis, President and Director (1997 - present).

 Kevin J. Kelly, Vice President (1997 - present).

 Eric D. Roiter, Vice President and Clerk, is Vice President, General Counsel and Clerk of FMR (1998 - present).

 Caron Ketchum, Treasurer and Controller (1995 - present).

 Gary Greenstein, Assistant Treasurer (1995 - present).

 Jay Freedman, Assistant Clerk (1996 - present).

 Linda Capps Holland, Compliance Officer (1995 - present).

 During the twelve months ended September 30, 1998, officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $220,000,000.

 The Sponsor is an affiliate of FMR, which is a wholly owned subsidiary of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

   GLOSSARY

COMPLETED PLAN: A Plan is complete once the Face Amount of the Plan has been invested.

CONTRACTUAL PLAN: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

CURRENT PLAN: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan.
Tax-advantaged retirement plans are Current Plans.

DOLLAR-COST AVERAGING: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

FACE AMOUNT: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15-year plan would have a Face Amount of $54,000.

FACE CHANGE: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

MUTUAL FUND: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

RIGHTS OF ACCUMULATION: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

SYSTEMATIC INVESTMENT PLAN OR PERIODIC PAYMENT PLAN: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

UNIT INVESTMENT TRUST (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture, not a corporate charter.

   REPORT OF INDEPENDENT ACCOUNTANTS

   To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I and
Destiny Plans II:

    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets invested in shares of Fidelity Systematic Investment Plans:
Destiny Plans I and Destiny Plans II (the "Plans") present fairly, in all material respects, the financial position of the Plans at September 30, 1998, the results of their operations for each of the three years in the period then ended and the changes in their net assets for each of the three years in the period then ended, in conformity with general accepted accounting principles. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

   PricewaterhouseCoopers LLP
   Boston, Massachusetts
November 12, 1998

   FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS I
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 1998

ASSETS:

Securities of investment company: 241,669,303
 shares of Destiny I held for investors, valued at net
 asset value of $24.58 per share (Note 1)
 (average cost $3,851,390,103)                     $ 5,940,231,473
Cash                                                       222,414
Receivable for Destiny I shares sold                       190,478
  Total assets                                       5,940,644,365

LIABILITIES:

Payable for Destiny I shares purchased    $ 331,469
Payable to custodian, sponsor and
  broker/dealer (Note 4)                  1,058,184
  Total liabilities                                      1,389,653
NET  ASSETS (Note 2)                               $ 5,939,254,712

Statements of Operations

                             Year Ended    Year Ended    Year Ended
                             September 30, September 30, September 30,
                             1998          1997          1996

INVESTMENT INCOME:

 Distributions received on
  shares of Destiny I from:
  Net investment income      $ 106,844,269 $ 96,561,988  $ 89,281,971

EXPENSES (Note 4):

 Custodian Fees                    415,994      394,357       367,960
 Administrative expenses           571,646      601,473       585,608
  Net expenses                     987,640      995,830       953,568
   Net investment income       105,856,629   95,566,158    88,328,403

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Complete and partial liquidations,
 including Destiny I shares
 delivered to investors at
 market value:
  Proceeds received            391,959,152  311,271,265   239,729,317
  Cost of Destiny I shares    (243,294,998)(211,499,168) (176,894,004)
  Net realized gain on Plan
   liquidations                148,664,154   99,772,097    62,835,313
  Net (decrease)/increase
   in unrealized appreciation (210,974,989) 993,262,758   300,213,194
  Net realized and unrealized
   gain/(loss) on Plan shares  (62,310,835) 1,093,034,855 363,048,507
  Distributions received on
   shares of Destiny I from
   net realized gains on
   investments                 461,476,309  371,227,198   168,182,318
   Net increase in net
    assets resulting from
    operations             $ 505,022,103 $ 1,559,828,211 $ 619,559,228

DESTINY PLANS I - FINANCIAL STATEMENTS - CONTINUED
Statements of Changes in Net Assets Invested in Shares of Destiny I

            Year Ended                  Year Ended                  Year Ended
            September 30, 1998          September 30, 1997          September 30, 1996
            Amount          Shares      Amount          Shares      Amount          Shares
Net assets at
 beginning of
 period     $ 5,726,389,970 228,364,289 $ 4,391,840,146 215,228,493 $ 3,908,031,571 208,146,062
Additions
 during period:
 From investor
  payments      164,550,079                 119,944,885                 123,968,130
Less: creation and
   sales charges
   (Note 4)      (5,911,794)                 (4,415,669)                 (4,613,942)
   Custodian Fees
   and insurance
     premiums
    (Note 4)       (816,861)                   (832,079)                   (879,688)
 Balance invested
  in Destiny I
  shares        157,821,424    6,409,698    114,697,137   5,401,996     118,474,500    6,323,547
Net investment
 income and net
  realized gains on
  investments   567,332,938                 466,793,356                 256,510,721
  Less: Cash
   distributions
   to investors (58,019,633)                (28,704,259)                (14,495,836)
 Balance reinvested
  in Destiny I
  shares        509,313,305   22,269,509    438,089,097  21,927,033     242,014,885   13,211,616
Net realized
 gain on Plan
 liquidations   148,664,154                  99,772,097                  62,835,313
Net increase/
 (decrease) in
 unrealized
 appreciation  (210,974,989)                993,262,758                 300,213,194
    Total     6,331,213,864  257,043,496  6,037,661,235 242,557,522   4,631,569,463  227,681,225
Deductions
 during period:
 Redemptions and
 cancellations of
 Destiny I
 shares        (391,959,152) (15,374,193)  (311,271,265)(14,193,233)   (239,729,317) (12,452,732)
Net assets at end
 of period  $ 5,939,254,712  241,669,303 $5,726,389,970 228,364,289 $ 4,391,840,146  215,228,493

FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS Ii
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 1998

ASSETS:

Securities of investment company: 274,615,300
 shares of Destiny II held for investors,
 valued at net asset value of $14.07 per
 share (Note 1)
 (average cost $2,768,491,216)                         $ 3,863,837,271
Cash                                                         3,035,690
Receivable for Destiny II shares sold                            3,087
  Total assets                                           3,866,876,048

LIABILITIES:

Payable for Destiny II shares purchased $  2,692,311
Payable to custodian, sponsor and
 broker/dealer (Note 4)                    2,161,133
  Total liabilities                                          4,853,444
NET  ASSETS (Note 2)                                   $ 3,862,022,604

Statements of Operations

                         Year Ended    Year Ended    Year Ended
                         September 30, September 30, September 30,
                         1998          1997          1996

INVESTMENT INCOME:

 Distributions received
  on shares of Destiny
  II from:
  Net investment income  $ 61,646,651  $ 161,931,472 $ 42,663,716

EXPENSES (Note 4):

 Custodian Fees               526,319        446,865      367,638
 Administrative expenses    1,359,835      1,219,410    1,204,257
  Net expenses              1,886,154      1,666,275    1,571,895
   Net investment income   59,760,497    160,265,197   41,091,821

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Complete and partial liquidations, including Destiny II shares delivered to investors at market value:

  Proceeds received       357,872,401    150,705,546    115,283,136
  Cost of Destiny II
   shares                (236,739,289)  (106,291,151)  (82,011,653)
  Net realized gain on
   Plan liquidations      121,133,112     44,414,395    33,271,483
  Net (decrease)/increase
   in unrealized
   appreciation          (188,590,035)   625,457,740   185,902,326
  Net realized and
   unrealized gain/(loss)
   on Plan shares         (67,456,923)   669,872,135   219,173,809
  Distributions received
   on shares of Destiny
   II from net realized
   gains on investments   239,189,005     53,977,157    59,856,556
   Net increase in net
    assets resulting
    from operations     $ 231,492,579  $ 884,114,489 $ 320,122,186

DESTINY PLANS II - FINANCIAL STATEMENTS - CONTINUED
Statements of Changes in Net Assets Invested in Shares of Destiny II


            Year Ended                  Year Ended                  Year Ended
            September 30, 1998          September 30, 1997          September 30, 1996
            Amount          Shares      Amount          Shares      Amount          Shares
Net assets at
 beginning of
 period   $ 3,505,991,367 243,583,375 $ 2,465,355,584 212,482,392 $ 1,978,480,817 187,243,794
Additions
 during
 period:
 From
 investor
  payments    516,456,857                 338,228,567                 311,357,075
   Less:
   creation
   and sales
   charges
   (Note 4)   (27,033,563)                (27,036,368)                (26,843,231)
   Custodian Fees
    (Note 4)   (2,160,566)                 (2,062,876)                 (1,961,326)
 Balance
  invested in
  Destiny II
  shares      487,262,728   32,903,678    309,129,323    24,641,643   282,552,518   26,251,535
Net investment
 income and
 net realized
 gains on
 investments  298,949,502                 214,242,354                 100,948,377
  Less: Cash
   distributions
   to
   investors   (4,851,669)                 (1,902,483)                   (516,801)
 Balance
  reinvested in
  Destiny II
  shares      294,097,833   22,061,716    212,339,871   18,308,982    100,431,576   9,616,656
Net realized gain
 on Plan
 liquidations 121,133,112                  44,414,395                  33,271,483
Net increase/
 (decrease) in
 unrealized
 appreciat
 ion         (188,590,035)                625,457,740                 185,902,326
    Total   4,219,895,005   298,548,769 3,656,696,913   255,433,017 2,580,638,720   223,111,985
Deductions
 during period:
 Redemptions and
  cancellations of
  Destiny II
  shares     (357,872,401)  (23,933,469) (150,705,546)  (11,849,642) (115,283,136)  (10,629,593)
Net assets
 at end of
 period   $ 3,862,022,604 274,615,300 $ 3,505,991,367 243,583,375 $ 2,465,355,584 212,482,392

Shares have been adjusted for a 3 - for - 1 split (see note 3).

NOTES TO FINANCIAL STATEMENTS

   1. SIGNIFICANT ACCOUNTING POLICIES: The Plans are a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in shares of Fidelity Destiny Portfolios: Destiny I and Destiny II (the
"Funds"). Destiny Plans I is for the accumulation of shares of Fidelity Destiny Portfolios: Destiny I; Destiny Plans II is for the accumulation of shares of Fidelity Destiny Portfolios: Destiny II.

   The financial statements have been prepared in conformity with generally accepted accounting principles for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Plans:

   SECURITY VALUATION. The investments in shares of Fidelity Destiny
Portfolios: Destiny I and Destiny II are valued at each of the Fund's respective bid market price which is equal to the net asset value per share of each Fund at period end.

   FEDERAL INCOME TAXES. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying
Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

   TRANSACTION DATES. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

   COST METHOD. The investment in shares of each Fund at cost is based on average cost, which represents the amount available for investment
(including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance fees, if applicable.

   RECLASSIFICATIONS. To conform to the 1998 presentation, net realized gains on investments have been reclassified from investment income to realized and unrealized gain on investments. This reclassification had no effect on net increase in net assets resulting from operations or distributions for any period.

   2. PLAN ASSETS

    Destiny Plans I assets consisted of the following at September 30,
1998:
                                          Systematic
                          Systematic      Investment
                          Investment      Plans with  Total of
                          Plans           Insurance   All Plans
Payments received from
 investors on outstanding
 Plans                    $ 1,495,713,703 $ 923,564 $1,496,637,267
Deduct:
 Sponsor fees                  75,003,857    48,953     75,052,810
 Custodian Fees                10,915,815     9,882     10,925,697
   Insurance premiums                   0    27,500         27,500
  Total deductions             85,919,672    86,335     86,006,007
Net payments invested in shares
 of Destiny I               1,409,794,031   837,229  1,410,631,260
Add:
 Distributions from investment
 income reinvested            391,449,488   990,364    392,439,852
 Distributions from realized
 gains reinvested           2,043,478,817 4,840,174  2,048,318,991
 Unrealized appreciation in
 Destiny I shares held at
 September 30, 1998         2,084,927,677 3,913,693  2,088,841,370
Deduct:
 Fees payable                    (976,742)      (19)      (976,761)
  Net assets              $ 5,928,673,271 $ 10,581,441 $ 5,939,254,712

NOTES TO FINANCIAL STATEMENTS - CONTINUED

   2. PLAN ASSETS - CONTINUED

    Destiny Plans II assets consisted of the following at September
30, 1998:

                                                 Systematic
                                                 Investment
                                                 Plans
   Payments received from investors on
 outstanding Plans                           $ 2,131,977,046
Deduct:
 Sponsor fees                                    195,056,353
 Custodian Fees                                   14,838,053
   Total deductions                              209,894,406
Net payments invested in shares of Destiny II  1,922,082,640
Add:
 Distributions from investment income
  reinvested                                     146,403,007
 Distributions from realized gains reinvested    700,005,569
 Unrealized appreciation in Destiny II shares
  held at September 30, 1998                   1,095,346,055
Deduct:
 Fees payable                                     (1,814,667)
   Net assets                                $ 3,862,022,604
   3. CAPITAL SHARES: On January 18, 1997, the Trustees of Destiny II
approved a three-for-one stock split of the capital shares of Destiny
II for shareholders of record as of June 21, 1997. A total of
139,172,552 capital shares of Destiny II were issued to Destiny Plans
II in connection with the split. Share amounts in the accompanying financial statements have been restated to reflect the aforementioned split.

   4. EXPENSES AND DEDUCTIONS: For information regarding Creation and
Sales Charges, Custodian Fees, and Administrative expenses see page of this Prospectus.

   Fidelity Distributors Corporation, a wholly owned subsidiary of FMR
Corp. and sponsor of Fidelity Systematic Investment Plans, received approximately $1,152,000, $1,427,000, and $812,000 as its portion of the Creation and Sales Charges on sales of Plans I during the years ended September 30, 1998, 1997, and 1996, respectively and $2,126,000,
$2,908,000, and $3,285,000 on sales of Plans II during the years ended
September 30, 1998, 1997, and 1996, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors
Corporation

 (A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial    condition
    present   s     fairly, in all material respects, the financial
position of Fidelity Distributors Corporation at December 31, 1998, in
conformity with generally accepted accounting principles. Th   is
financial statement    is     the responsibility of the Company's
management; our responsibility is to express an opinion on th   is
financial statement based on our audit. We conducted our audit of
th   is     statement in accordance with generally accepted auditing
standards which require that we plan and perform the audit to obtain
reasonable assurance about whether th   is     financial statement
   is     free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

   PricewaterhouseCoopers LLP
January 27, 1999

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
STATEMENT OF FINANCIAL CONDITION
December 31, 1998
(Dollars in thousands)

ASSETS

Cash                                                    $ 51
Receivables:
 Brokers, dealers and customers                       43,526
 Mutual funds                                         44,924
Investments, at market (cost $18,766)                 18,877
Property and equipment, net                            3,431
Deferred dealers concessions, net                    136,532
Other assets                                             848
 Total Assets                                      $ 248,189

LIABILITIES

Liabilities:
Payable to broker/dealers                           $ 20,090
Payable to mutual funds                               43,451
Other liabilities                                        377
 Total Liabilities                                  $ 63,918

STOCKHOLDER'S EQUITY

Preferred stock, 5% noncumulative, $100 par
 value; authorized 5,000 shares; issued and
 outstanding 4,750 shares                              $ 475
Common stock, $1 par value; authorized 1,000,000
 shares; issued and outstanding 1,061 shares               1
Additional paid-in capital                            48,494
Retained earnings                                    140,192
                                                     189,162
 Less: Receivable from FMR Corp.                      (4,891)
 Total Stockholder's Equity                          184,271
  Total Liabilities and Stockholder's Equity       $ 248,189

The accompanying notes are an integral part of th   is     financial
statement.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT

A. PRINCIPAL BUSINESS ACTIVITIES:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds under agreements with funds managed by an
affiliate and is the sponsor of Fidelity Destiny    P    lans. A
division of Fidelity Distributors Corporation provides mutual fund transfer agent services and other administrative services on behalf of affiliated companies.

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and
liabilities as of December 31, 1998   .     Actual results could
differ from the estimates included in the financial statements.

INVESTMENTS

Investments consist of shares held in Fidelity mutual funds and are stated at market value.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated
depreciation. Depreciation is computed using the straight-line method based on estimated useful lives as follows: computer equipment, three
years; and furniture and equipment, five to ten years.    Renewals and
betterments of a nature considered to materially extend the useful lives of the assets are capitalized.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:

DEFERRED DEALERS CONCESSIONS

Deferred dealers concessions of $136,531,634 is net of accumulated amortization of $41,011,333 as of December 31, 1998. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain mutual funds' shares that pay the Company an asset-based trailer fee and are subject to a contingent deferred sales charge. The charges are amortized over five years and are borne by an affiliate.

INCOME TAXES

The Company is included in the consolidated federal and certain state
income tax returns of FMR Corp.    Deferred income taxes result from
differences in the recognition of revenue and expense for tax and financial reporting purposes. The Company's deferred tax asset at
December 31, 1998 approximated $5,471,000 and is included in
Receivable from FMR Corp. The principal sources of temporary differences related to deferred compensation, pension expense and depreciation.

C. TRANSACTIONS WITH FMR CORP. AND AFFILIATED COMPANIES:

The Company is party to several arrangements with affiliated
companies.    Under these arrangements, the Company charged these
affiliates for shareholder services, marketing and distribution expenses and other administrative services and was charged for promotional expenses, systems processing and development and occupancy expenses. In addition, certain direct and indirect expenses incurred in connection with underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

C. TRANSACTIONS WITH AFFILIATED COMPANIES, CONTINUED:

The Company participates in FMR Corp.'s noncontributory defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit-sharing and retirement plans covering substantially all employees. Annual contributions to the plans are based on stated percentages of eligible employee compensation and employee contribution participation.

The Company participates in various FMR Corp. stock-based compensatory plans. Compensation is based on the change in the net asset value of FMR Corp. stock, as defined.

All intercompany transactions are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with
FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of
the Company against its receivable from FMR Corp.    In accordance
with the agreement, certain liabilities of approximately $28,575,000 have been offset against the receivable from FMR Corp.

D. PROPERTY AND EQUIPMENT:

At December 31, 1998, property and equipment, at cost, consists of the following (in thousands):

Equipment                        $ 28,594
Furniture and fixtures              1,491
                                   30,085
Less: Accumulated depreciation     26,654
                                  $ 3,431

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

   E    . NET CAPITAL REQUIREMENT:

The Company is subject to the Securities and Exchange Commission's
Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to
1. At December 31, 1998, the Company had net capital of $16,257,000 in excess of its required net capital of $113,000. Additionally, the ratio of aggregate indebtedness to net capital at December 31, 1998 was 0.10 to 1.











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Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or
a copy of the Statement of Additional Information (SAI) dated    April
26, 1999    . The SAI has been filed with the Securities and Exchange
Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity
Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109
at the appropriate number listed below or your investment
professional.

FIDELITY DISTRIBUTORS CORPORATION
FIDELITY INVESTMENTS INSTITUTIONAL SERVICES COMPANY, INC.,
BROKER/DEALER SERVICES DIVISION

Nationwide (toll-free)               1-800-433-0734
In Alaska or Overseas (call collect) 1-617-328-5000

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS
OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

   DES-pro-0499

FIDELITY

DESTINY PORTFOLIOS:

Destiny I   : Class N (fund number 395)
    Destiny II   : Class N (fund number 396)

Each fund seeks capital growth. Although many of the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities.

Shares    of Class N     of each fund may be purchased only through
Fidelity Systematic Investment Plans: Destiny        Plans I   :
New     and Destiny Plans II   : New     (the    "    Plans   "     or
a    "    Plan   "    ), a unit investment trust. Details of the
Plans, including the Creation and Sales Charges, are discussed in the
Prospectus for the Plans. The    Creation and Sales C    harges for
the first year of a Plan may amount to as much as 50% of the amounts paid under a Plan. Prospective investors should read this Prospectus in conjunction with the Plans' Prospectus.

       PROSPECTUS
   APRIL 26, 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

PROSPECTUS
KEY FACTS                2   WHO MAY WANT TO INVEST

                         3   EXPENSES Each class's yearly
                             operating expenses.

                         4   PERFORMANCE

THE FUNDS IN DETAIL      8   CHARTER How each fund is
                             organized.

                         8   INVESTMENT PRINCIPLES AND
                             RISKS Each fund's overall
                             approach to investing.

                         11  BREAKDOWN OF EXPENSES How
                             operating costs are
                             calculated and what they
                             include.

YOUR ACCOUNT             12  HOW TO BUY SHARES

                         12  HOW TO SELL SHARES Taking
                             money out and closing your
                             account.

                         14  INVESTOR SERVICES Services to
                             help you manage your account.

SHAREHOLDER AND ACCOUNT  14  DIVIDENDS, CAPITAL GAINS, AND
POLICIES                     TAXES

                         15  TRANSACTION DETAILS Share
                             price calculations and the
                             timing of purchases and
                             redemptions.

                         15  EXCHANGE RESTRICTIONS

KEY FACTS

WHO MAY WANT TO INVEST

Each fund is designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns and who want to be invested in the stock market for its long-term growth potential. Each fund invests for growth and does not pursue income.

Shares of    Class N of     each fund may be acquired only through the
purchase of an interest in Fidelity Systematic Investment Plans:
Destiny Plans I   : New     or Destiny Plans II   : New (the "Plans"
or a "Plan").     The funds are designed for you if you are seeking
accumulation of capital through regular, systematic investing over a period of 10 years or more. Investments in the funds are based on the concept of "dollar-cost averaging." This involves consistently buying uniform dollar amounts of a security regardless of the price, at regular intervals. When prices are low, more shares are bought than when prices are high. Because the value of the securities in each fund fluctuates with market conditions, if you liquidate your Plan investment when the market value of your shares is less than their
original cost, including the Plan's    initial     Creation and Sales
Charges, you will incur a loss. Investments in a systematic investment plan do not eliminate market risk. While Fidelity Management &
Research Company (FMR) will seek to realize capital growth over the lifetime of a Plan, the policies FMR follows may not be appropriate if you are unable to complete your Plan. You should also consider your ability to continue to invest during periods of varying economic and market conditions.

Receipt by each fund of investments on a systematic basis tends to provide a more consistent level of fund assets than might be the case for those funds whose shares are sold directly and may allow each fund to plan for the gradual accumulation of various individual security positions. One example of how each fund could employ this concept is through the program of dollar-cost averaging as described above. Such a program could be hampered by increased net redemptions or the failure of Plan investors to purchase shares.

FMR is also the investment adviser to certain other investment companies not sold through systematic investment plans, which also have objectives of capital growth. The investment policies employed by each of these funds vary, as do the sales charges assessed to fund share purchases and the investment results each has attained.

The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities.

Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.

   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.
Class N shares of each fund are subject to 12b-1 fees, while Class O shares (the original class of shares for each fund) are not. In addition Class N shares are subject to higher transfer agent fees than Class O shares. The Class O shares are only available through other systematic investment plans, and are not offered through this prospectus. You may obtain more information about Class O shares and the Fidelity Systematic Investment Plans through which the Class O shares are offered, by calling FDC at 1-800-433-0734, or your investment professional.

The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact FDC or your investment professional to discuss which class is appropriate for you.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you    may pay when you
buy or sell Class N shares of a fund.     Neither fund will offer its
Class N shares publicly except through the Plans, which impose separate Creation and Sales Charges. Creation and Sales Charges vary according to the monthly investment size and duration of each Plan.
Please refer to the    Plans'     Prospectus for details.

                               Destiny I: Class N    Destiny II: Class N

Sales charge on purchases and  None                  None
reinvested distributions

Deferred sales charge on       None                  None
redemptions


ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR that varies based on its performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.

   12b-1 fees for Class N of each fund include a shareholder service fee paid by Class N to FDC for services and expenses in connection with providing personal service and/or maintenance of Class N shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

Management fees   , 12b-1 fees     and other expenses    (including
transfer agent fees)     are reflected in    Class N's     share price
and are not charged directly to individual shareholder accounts.
Please refer to the section "Breakdown of Expenses," beginning on page
12    for further information.

   The following figures are based on estimated expenses of Class N of each fund and are calculated as a percentage of average net assets of Class N of each fund.

                          Destiny I: Class N    Destiny II: Class N

Management fee            0.31%                 0.45%

12b-1 fee (Service Fee)   0.25%                 0.25%

Other expenses            0.65%                 0.66%

TOTAL OPERATING EXPENSES  1.21%                 1.36%


EXPENSE TABLE EXAMPLE: You would pay the following amount in total
expenses on a $1,000 investment in    Class N shares of a fund,
assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder
transaction expenses and Class N's     annual operating expenses.

Destiny I: Class N   1 Year    $ 12

                     3 Years   $ 38

                     5 Years   $ 67

                     10 Years  $ 147



Destiny II: Class N  1 Year    $ 14

                     3 Years   $ 43

                     5 Years   $ 74

                     10 Years  $ 164


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO
SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

As stated above, Creation and Sales Charges vary for    each Plan.
Generally, however, these charges are all incurred within the first year of the life of a Plan. For a detailed explanation of applicable
rate structure, please refer to the Plans'     Prospectus.

PERFORMANCE

Mutual fund performance is commonly measured as TOTAL RETURN. The
total returns that follow are based on historical results fo   r Class
O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N, as set forth in "Breakdown of Expenses - Other
Expenses" on page 13. The total returns that follow do not reflect the effect of taxes.

The following tables show Destiny Plans I: New and Destiny Plans II:
New average annual total returns calculated for the one, five, ten, and fifteen years or Life of Plan ended September 30, 1998 for a
$50/month, 15 year Plan. Past 15 years or Life of Plan figures are for the periods October 1, 1983 to September 30, 1998 for Destiny New
Plans I and Commencement of Operations (December 30, 1985) through
September 30, 1998 for Destiny New Plans II. The following
Plan-related average annual total returns include change in share price, reinvestment of dividends and capital gains, and the effects of the separate Creation and Sales Charges assessed through the Plans.
The total returns for the Plan   s     are based on historical results
for the Original Plan   s    , restated to reflect the higher 12b-1
and    transfer agent fees     applicable to Class N, as set forth in
"   Breakdown of     Expenses -    Other     Expenses" on page
13    . The illustrations assume an initial $600 lump sum investment at the beginning of each period shown with no subsequent Plan investments. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made only regular monthly investments over the period. Consult the Plans'
Prospectus for more complete information on applicable charges and fees.

AVERAGE ANNUAL TOTAL RETURNS    -     DESTINY    NEW     PLANS



Fiscal periods ended   Past 1 year  Past 5  years      Past 10 years       Past 15 years/ Life of Plan
September 30, 1998

Destiny Plans I: New    -46.11%      16.23%             17.52%              16.51%A

Destiny Plans II: New   -47.14%      15.38%             17.31%              20.12%B



   A FROM OCTOBER 1, 1983 TO SEPTEMBER 30, 1998 BASED ON HISTORICAL RESULTS FOR THE ORIGINAL PLANS, RESTATED TO REFLECT THE HIGHER 12B-1 AND TRANSFER AGENT FEES APPLICABLE TO CLASS N, AS SET FORTH IN
"BREAKDOWN OF EXPENSES - OTHER EXPENSES" ON PAGE 13.

   B FROM DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS OF CLASS O) TO SEPTEMBER 30, 1998 BASED ON HISTORICAL RESULTS FOR THE ORIGINAL PLAN, RESTATED TO REFLECT THE HIGHER 12B-1 AND TRANSFER AGENT FEES
APPLICABLE TO CLASS N, AS SET FORTH IN "BREAKDOWN OF EXPENSES - OTHER EXPENSES" ON PAGE 13.

   All total returns quoted below do not include the effect of paying the separate Creation and Sales Charges associated with the purchase of Class N shares of the funds through the Plans. Total returns would be lower if Creation and Sales Charges were taken into account. Since Class N shares of the funds may be acquired only through the Plans, Investors should consult the Plans' Prospectus for complete information regarding Creation and Sales Charges.

   Each fund's fiscal year runs from     October 1    through
    September 30   . Class N of each fund is expected to commence
operations on or about April 30, 1999. The tables below show each fund's performance over past fiscal years. The charts on page 8 present calendar year performance for each fund compared to different measures, including the Standard and Poor's 500 Index.

AVERAGE ANNUAL TOTAL RETURNS


Fiscal periods ended  Past 1 year  Past 5  years      Past 10 years       Life of fund
September 30, 1998

Destiny I: Class N     7.77%        18.71%             18.13%              17.61%A

Destiny II: Class N    5.71%        17.84%             17.91%              20.50%B



CUMULATIVE TOTAL RETURNS


Fiscal periods ended  Past 1 year  Past 5  years  Past 10 years       Life of fund
September 30, 1998

Destiny I: Class N     7.77%        135.70%        429.05%             9,672.51%A

Destiny II: Class N    5.71%        127.20%        419.35%             979.47%B



   A FROM JULY 10, 1970 (COMMENCEMENT OF OPERATIONS OF CLASS 0) TO SEPTEMBER 30, 1998 BASED ON HISTORICAL RESULTS FOR CLASS O, RESTATED TO REFLECT THE HIGHER 12B-1 AND TRANSFER AGENT FEES APPLICABLE TO CLASS N, AS SET FORTH IN "BREAKDOWN OF EXPENSES - OTHER EXPENSES" ON PAGE 14.

   B FROM DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS OF CLASS O) TO SEPTEMBER 30, 1998 BASED ON HISTORICAL RESULTS FOR CLASS O, RESTATED TO REFLECT THE HIGHER 12B-1 AND TRANSFER AGENT FEES APPLICABLE TO CLASS N, AS SET FORTH IN "BREAKDOWN OF EXPENSES - OTHER EXPENSES" ON PAGE 14.

   YEAR-BY-YEAR TOTAL RETURNS


Calendar years               1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

DESTINY I                    24.46%  -4.00%  37.73%  14.15%  25.33%  3.52%   35.78%  17.52%  29.80%  24.55%

Standard & Poor's 500 Index  31.69%  -3.10%  30.47%  7.62%   10.08%  1.32%   37.58%  22.96%  33.36%  28.58%

Lipper Growth Funds Average  27.70%  -4.72%  37.08%  7.86%   10.61%  -2.17%  30.79%  19.24%  25.30%  22.86%

Consumer Price Index         4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%   1.70%   1.61%




   Percentage (%)
Row: 1, Col: 1, Value: 24.46
Row: 2, Col: 1, Value: -4.0
Row: 3, Col: 1, Value: 37.73
Row: 4, Col: 1, Value: 14.15
Row: 5, Col: 1, Value: 25.33
Row: 6, Col: 1, Value: 3.52
Row: 7, Col: 1, Value: 35.78
Row: 8, Col: 1, Value: 17.52
Row: 9, Col: 1, Value: 29.8
Row: 10, Col: 1, Value: 24.55
   (LARGE SOLID BOX) DESTINY I
   YEAR-BY-YEAR TOTAL RETURNS


Calendar years               1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

DESTINY II                   25.33%  -3.38%  40.22%  14.48%  25.72%  3.56%   34.80%  16.84%  28.53%  27.01%

Standard & Poor's 500 Index  31.69%  -3.10%  30.47%  7.62%   10.08%  1.32%   37.58%  22.96%  33.36%  28.58%

Lipper Growth Funds Average  27.70%  -4.72%  37.08%  7.86%   10.61%  -2.17%  30.79%  19.24%  25.30%  22.86%

Consumer Price Index         4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%   1.70%   1.61%




   Percentage (%)
Row: 1, Col: 1, Value: 25.33
Row: 2, Col: 1, Value: -3.38
Row: 3, Col: 1, Value: 40.22
Row: 4, Col: 1, Value: 14.48
Row: 5, Col: 1, Value: 25.72
Row: 6, Col: 1, Value: 3.56
Row: 7, Col: 1, Value: 34.8
Row: 8, Col: 1, Value: 16.84
Row: 9, Col: 1, Value: 28.53
Row: 10, Col: 1, Value: 27.01
   (LARGE SOLID BOX) DESTINY II

   DATA IS BASED ON HISTORICAL RESULTS FOR CLASS O, RESTATED TO
REFLECT THE HIGHER 12B-1 AND TRANSFER AGENT FEES APPLICABLE TO CLASS N, AS SET FORTH IN "BREAKDOWN OF EXPENSES - OTHER EXPENSES" ON PAGE 13.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

       THE COMPETITIVE FUNDS AVERAGE is the Lipper Growth Funds Average for Destiny I and Destiny II. As of December 31, 1998, the average reflected the performance of 980 mutual funds with similar investment objectives. This average, published by Lipper Inc., excludes the effect of sales loads.

       STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) a market capitalization-weighted index of common stocks.

Unlike each fund's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.

   THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.

Other illustrations of fund performance may show moving averages over specified periods.

The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.

TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

THE FUNDS IN DETAIL

CHARTER

EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a diversified fund of Fidelity Destiny Portfolios, an open-end management investment company originally organized as a Massachusetts corporation on January 7, 1969 and reorganized as a Massachusetts business trust on June 20, 1984.

EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.

THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent or the Plans' custodian, as applicable, will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.

Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.

FMR AND ITS AFFILIATES

Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.

The funds are managed by FMR, which chooses the funds' investments and handles their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund.

As of    January 31, 1999    , FMR advised funds having approximately
   40     million shareholder accounts with a total value of more than
$   686     billion.

George A. Vanderheiden is Vice President and manager of Destiny I, which he has managed since 1980. He also manages several other
Fidelity    Advisor     Funds. Mr. Vanderheiden is a member of the
Board of Directors for FMR Corp. Mr. Vanderheiden joined Fidelity in
1971.

Beth Terrana is Vice President and manager of Destiny II, which she has managed since June 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

Fidelity's investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

FDC distributes and markets Fidelity's funds and services.

Fidelity Service Company, Inc. (FSC) performs transfer agent servicing
functions for    Class N of     each fund.

FMR Corp. is the ultimate parent company of FMR, FMR U.K. and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of the Destiny Portfolios, provided that the funds receive brokerage services and commission rates comparable to those of other broker-dealers.

INVESTMENT PRINCIPLES AND RISKS

EACH FUND seeks capital growth. Although many of the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities.

Each fund seeks capital growth primarily from equity securities. Each fund will tend to be fully invested in common stocks and securities convertible into common stocks, but may also buy other types of securities such as preferred stocks or bonds. The funds have the flexibility to invest in large or small, domestic or foreign issuers.

The value of the funds' investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.

FMR may use various investment techniques to hedge a portion of a fund's risks, but there is no guarantee that these strategies will work as FMR intends. As a mutual fund, each fund seeks to spread investment risk by diversifying its holdings among many companies and industries. When you sell your shares of a fund, they may be worth more or less than what you paid for them.

SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call the appropriate number listed on the front cover, or your investment professional.

EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

RESTRICTIONS: With respect to 75% of its total assets, each fund may not invest in more than 10% of the outstanding voting securities of a single issuer.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.

The following tables provide a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended September 1998, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.

DESTINY I
FISCAL YEAR ENDED SEPTEMBER 199   8

DEBT HOLDINGS,    MOODY'S
BY RATING         INVESTORS SERVICE       STANDARD & POOR'S
                  (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)

                                 AVERAGE             AVERAGE
                         RATING  OF TOTAL    RATING  OF TOTAL
                                 INVESTMENTS         INVESTMENTS

INVESTMENT GRADE
Highest quality             Aaa   11.8%          AAA 11.8%
High quality                Aa     0.0%          AA  0.0%
Upper-medium grade          A      0.0%          A   0.0%
Medium grade                Baa    0.0%          BBB 0.0%
LOWER QUALITY
Moderately speculative      Ba     0.0%          BB  0.0%
Speculative                 B      0.0%          B   0.0%
Highly speculative          Caa    0.0%          CCC 0.0%
Poor quality                Ca     0.0%          CC  0.0%
Lowest quality, no interest C      0.0%          C   0.0%
In default, in arrears      --                   D   0.0%

REFER TO THE FUND'S SAI FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.

THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY. SECURITIES NOT RATED BY MOODY'S OR S&P AMOUNTED TO 0.0% OF THE FUND'S INVESTMENTS. THIS PERCENTAGE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO

   0.0    %
OF THE FUND'S INVESTMENTS.

DESTINY II
FISCAL YEAR ENDED SEPTEMBER 1998

DEBT HOLDINGS,    MOODY'S
BY RATING         INVESTORS SERVICE       STANDARD & POOR'S
                  (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)

                                 AVERAGE             AVERAGE
                         RATING  OF TOTAL    RATING  OF TOTAL
                                 INVESTMENTS         INVESTMENTS
INVESTMENT GRADE
Highest quality             Aaa  6.2%        AAA       6.2%
High quality                Aa   0.0%        AA        0.0%
Upper-medium grade          A    0.0%        A         0.0%
Medium grade                Baa  0.0%        BBB       0.0%
LOWER QUALITY
Moderately speculative      Ba   0.0%        BB        0.0%
Speculative                 B    0.1%        B         0.0%
Highly speculative          Caa  0.0%        CCC       0.0%
Poor quality                Ca   0.0%        CC        0.0%
Lowest quality, no interest C    0.0%        C         0.0%
In default, in arrears      --               D         0.0%

REFER TO THE FUND'S SAI FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.

THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY. SECURITIES NOT
RATED BY MOODY'S OR S&P AMOUNTED TO    0.0    % OF THE FUND'S
INVESTMENTS. THIS PERCENTAGE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO
   0.0    % OF THE FUND'S INVESTMENTS.

RESTRICTIONS: Purchase of a debt security is consistent with each fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's), Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR. Each fund currently intends to limit its investments in lower than Baa-quality debt securities (sometimes called "junk bonds") to 10% of its assets.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political, economic, or regulatory conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. In addition, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.

FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.

ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.

RESTRICTIONS: A fund may not invest more than 10% of its assets in illiquid securities.

OTHER INSTRUMENTS may include real estate-related instruments.

CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.

RESTRICTIONS: With respect to 75% of its total assets, each fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities.

Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.

LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR or its affiliates.

RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.

DESTINY I AND DESTINY II seek capital growth. Although many of the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities.

With respect to 75% of total assets, each fund may not invest more than 5% in the securities of any one issuer and may not invest in more than 10% of the outstanding voting securities of a single issuer.
These limitations do not apply to U.S. Government securities.

Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.

BREAKDOWN OF EXPENSES

Like all mutual funds, each fund pays fees related to its daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES,
which are explained on page    16    .

FMR may, from time to time, agree to reimburse the funds or a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the funds' or a class's expenses and boost its performance.

MANAGEMENT FEE

The management fee is calculated and paid to FMR every month. The fee is determined by calculating a BASIC FEE and then applying a PERFORMANCE ADJUSTMENT. The performance adjustment either increases or decreases the management fee, depending on how well a fund has performed relative to the S&P 500.

Management fee  =  Basic fee  +/-  Performance adjustment

THE BASIC FEE is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 1998, the group fee rate was 0.2911% for Destiny I and Destiny II. The individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.

The basic fee for Destiny I and Destiny II for the fiscal year ended September 1998, was 0.46% and 0.59%, respectively, of the fund's average net assets.

THE PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing the
performance of each fund's    Class O     to that of the S&P 500 over
the performance period.

The performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is +0.24% of the fund's average net assets up to and including $100,000,000 and +0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

The total management fee for the fiscal year ended September 30, 1998 was 0.31% of the fund's average net assets for Destiny I and 0.45% of the fund's average net assets for Destiny II.

FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

OTHER EXPENSES

While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.

FSC performs transfer agency, dividend disbursing, and shareholder
servicing functions for the    Class N of each fund. Class N will pay
FSC a transfer agent fee for such services that may not exceed an
annual rate of 0.63% of the fund's average net a    ssets. FSC also
calculates the net asset value per share (NAV) and dividends for
   Class N     of each fund, maintains the funds' general accounting
records, and administers each fund's securities lending program. For the fiscal year ended September 1998, Destiny I and Destiny II paid fees equal to 0.01% and 0.02%, respectively, of each fund's average net assets for pricing and bookkeeping services. These amounts are before expense reductions, if any.

Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.

   Class N shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class N of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class N shares. Class N may pay FDC a distribution fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class N of each fund currently pays FDC a monthly service fee at an annual rate of 0.25% of its average net assets throughout the month. Class N distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class N shareholders to do so.

For the fiscal year ended    September 30, 1998,     the portfolio
turnover rates for Destiny I and Destiny II were 27% and 106%, respectively. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.

YOUR ACCOUNT

HOW TO BUY SHARES

THE PRICE TO BUY ONE SHARE of    Class N     is the    class's
NAV.

Each fund has an agreement with FDC under which each fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Plans. EACH FUND WILL NOT OFFER ITS SHARES PUBLICLY EXCEPT THROUGH THE PLANS. Generally, State Street will hold directly
all shares of each fund unless a Planholder        owns fund shares
directly after    completing     or terminating a Plan. The    terms
    of    the offering of the Plans     are    contained     in the
Prospectus of Fidelity Systematic Investment Plans: Destiny Plans
I   : New     and Destiny Plans II   : New (the Plans or a Plan)    .

Your shares will be purchased at the next NAV calculated after your
order is received in proper form.    Class N's     NAV is normally
calculated each business day at 4:00 p.m. Eastern time.

Each fund reserves the right to reject any specific purchase order,
including certain purchases by exchange.    See "Exchange
Restrictions" on page 21. Purchase orders may be refused if, in FMR's
opinion, they would disrupt management of a fun    d.

Share certificates are not available for    Class N     shares.

If you are investing through a tax-advantaged retirement plan, such as an IRA, for the first time, you will need a special application.
Contact your investment professional for more information and a retirement account application.

HOW TO SELL SHARES

THE FOLLOWING DISCUSSION RELATES ONLY TO THOSE SHAREHOLDERS WHO HAVE
COMPLETED OR TERMINATED A    PLAN AND HOLD SHARES OF A FUND DIRECTLY.
PLANHOLDERS SHOULD CONSULT THE SECTION ENTITLED "CANCELLATION AND REFUND RIGHTS" OF THEIR PLAN'S PROSPECTUS FOR A DISCUSSION OF THE REQUIREMENTS FOR REDEMPTION OF SHARES FROM A PLAN.

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.

THE PRICE TO SELL ONE SHARE of    Class N     is the    class    's
NAV.

Your shares will be sold at the next NAV calculated after your order
is received    in proper form. Class N    's NAV is normally
calculated each business day at 4:00 p.m. Eastern time.

If you have certificates for your shares, you must submit them to FSC in order to sell your shares, and you should call the appropriate
number listed on the front cover for specific instructions.    Share
Certificates are no longer provided.

For more information, see "Systematic Withdrawal Program" on page of the Plans' prospectus.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. A signature guarantee is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to redeem more than $100,000 worth of shares,

(small solid bullet) Your account registration has changed within the last 30 days,

(small solid bullet) The check is being mailed to a different address than the one on your account (record address),

(small solid bullet) The check is being made payable to someone other than the account owner, or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

(small solid bullet) Your name,

(small solid bullet) The fund's name,

(small solid bullet) The applicable class name,

(small solid bullet) Your fund account number,

(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if applicable), and

(small solid bullet) Any other applicable requirements listed in the following table.

Mail your letter to the following address:

Fidelity Investments
P. O. Box 770002
Cincinnati, OH 45277-0086

Unless otherwise instructed, Fidelity will send a check to the record address.


                                                TYPE OF REGISTRATION*           SPECIAL REQUIREMENTS

PHONE(phone graphic)                            All accounts                    (small solid bullet) Maximum
                                                                                check request: $100,000.
                                                                                (small solid bullet) You may
                                                                                exchange to other Fidelity
                                                                                funds if both accounts are
                                                                                registered with the same
                                                                                name(s), address, and
                                                                                taxpayer ID number.
                                                                                (small solid bullet) Call FDC
                                                                                at the appropriate number
                                                                                listed on the front cover.

Mail or in Person (mail_graphic)                Individual, Joint Tenants,      (small solid bullet) The
                                                Sole Proprietorship,            letter of instruction must
                                                Custodial (Uniform              be signed by all person(s)
                                                Gifts/Transfers to Minors       required to sign for the
                                                Act), General Partners          account exactly as it is
                                                Corporations, Associations      registered, accompanied by
                                                Trusts                          signature guarantee(s).
                                                                                (small solid bullet) The
                                                                                letter of instruction and a
                                                                                corporate resolution must be
                                                                                signed by all person(s)
                                                                                required to sign for the
                                                                                account, accompanied by
                                                                                signature guarantee(s).
                                                                                (small solid bullet) The
                                                                                letter of instruction must
                                                                                be signed by the Trustee(s),
                                                                                accompanied by signature
                                                                                guarantee(s). (If the
                                                                                Trustee's name is not
                                                                                registered on your account,
                                                                                also provide a copy of the
                                                                                trust document, certified
                                                                                within the last 60 days.)



* IF YOU DO NOT FALL INTO ANY OF THE ABOVE REGISTRATION CATEGORIES (E.G., EXECUTORS, ADMINISTRATORS, CONSERVATORS OR GUARDIANS), PLEASE CALL THE APPROPRIATE NUMBER LISTED ON THE FRONT COVER FOR FURTHER
INSTRUCTIONS.

INVESTOR SERVICES

THE FOLLOWING SHAREHOLDER SERVICES ARE APPLICABLE ONLY TO THOSE SHAREHOLDERS WHO HAVE COMPLETED OR TERMINATED A PLAN AND HOLD
   C    LASS    N     SHARES OF A FUND DIRECTLY. Planholders should
consult the sections titled "   Plan Features and Your Rights and
Privileges    " on page         in their Plan's Prospectus for a
discussion of distribution options and other pertinent data.

For accounts not associated with the    Plan    s, Fidelity provides a
variety of services to help you manage your account.

INFORMATION SERVICES

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)

(small solid bullet) Account statements (quarterly)

(small solid bullet) Financial reports (every six months)

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if you have more than one account in a fund. Call FDC at the appropriate number listed on the front cover, or your investment professional if you need additional copies of financial reports and prospectuses.

FSC pays for shareholder services but not for special services, such as producing and mailing historical account documents. You may be required to pay a fee for special services.

TRANSACTION SERVICES

EXCHANGE PRIVILEGE. You may sell your    Class N     shares and buy
Class A or Class T shares of other Fidelity Advisor Funds by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with the purchase of Plan shares.

Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page 22.

SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each fund distributes substantially all of its net investment income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.

DISTRIBUTION OPTIONS

THE FOLLOWING DISTRIBUTION OPTIONS ARE APPLICABLE ONLY TO THOSE
SHAREHOLDERS WHO HAVE COMPLETED OR TERMINATED A PLAN AND HOLD    CLASS
N     SHARES OF THE FUNDS DIRECTLY. Planholders should consult the section titled "Plan Features and your Rights and Privileges,
Distributions" on page         of the Plans' Prospectus for a
discussion of distribution options and other pertinent information.

You can choose from three distribution options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

When a class deducts a distribution from its NAV, the reinvestment price is the class's NAV at the close of business that day.
Distribution checks will be mailed within seven days.

TAXES

As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-advantaged retirement account, you should be aware of these tax implications.

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, each fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income;
capital gain distributions are taxed as long-term capital gains.

Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.

TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.

You will also receive a transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.

EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments, and these taxes generally will reduce a fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.

TRANSACTION DETAILS

THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates    Class N    's NAV as of the
close of business of the NYSE, normally 4:00 p.m. Eastern time.

A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class outstanding.

Each fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

New Planholders who have redeemed shares under "Cancellation and Refund Rights" (discussed in the Plans' Prospectus), may not reinstate at NAV the proceeds from such a cancellation or refund until all refunded Creation and Sales Charges included in the cancellation have first been deducted in full from the amount being replaced. To redeem shares from a Plan, refer to the section entitled "Plan Features and your Rights and Privileges, Distributions" in your Plan's Prospectus, or contact your investment professional.

WHEN YOU SIGN YOUR PLAN'S APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity at the appropriate number listed on the front cover for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:

(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

EXCHANGE RESTRICTIONS

As a shareholder, you have the privilege of exchanging C   lass N
shares of a fund for Class A or Class T shares of other Fidelity Advisor Funds. The exchange privilege is available only to those who
have completed or terminated a Plan and received Class N sh    ares of
the fund directly. The Fidelity Advisor funds includes, among others, common stock funds, tax exempt and corporate bond funds and money market funds. Before you make an exchange from either fund you should note the following:

(small solid bullet) The fund you are exchanging into must be available for sale in your state.

(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.

Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.

OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

Fidelity, Fidelity Investments & (Pyramid) Design, and Fidelity
Investments are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

Page 1 of application*************************************************

 . APPLICATION FOR
 . FIDELITY DESTINY PLANS I: NEW AND
 . FIDELITY DESTINY PLANS II: NEW
 .
A GENERAL INSTRUCTIONS
P
P 1. Please print clearly with a ballpoint pen.
L
I    IMPORTANT:  Application must be signed by both the Applicant(s)
C    and Dealer.
A
T 2. DETACH AND MAIL WITH THE INITIAL INVESTMENT TO:
I
O    Boston Financial Data Services, Inc.
N    P.O. Box 8300
 .    Boston, MA 02266-8300
 .    Note: (small solid bullet) If you have completed the
 .    Preauthorized Check Transaction Form a voided check MUST BE
 .    ATTACHED.
 .    (small solid bullet) If you would like BFDS to automatically
 .    withhold 28% from all distributions the Federal Income Tax
 .    Withholding form must be attached.
 .
 . 3. If registering an account under the Uniform Gifts/Transfers to
 .    Minors Act, only one Custodian and one minor are allowed per
 .    account.
 .
 . 4. If registering an account as: individual, joint tenants, or
 .    custodial account under the Uniform Gifts/Transfers to Minors
 .    Act; then supply the Social Security Number of the registered
 .    account owner who is to be taxed. If registering as a Uniform
 .    Gifts/Transfers to Minors, the child is the registered account
 .    owner. If registering an account as a trust, a corporation,
 .    partnership, organization, etc.; then supply the Employer
 .    Identification Number of the legal entity or organization that
 .    will report income and/or gains.

(Complete and sign reverse side)

Page 2 of application************************************************
                                                                     .
DESTINY PLANS APPLICATION                                            .
                                                                     .
PLEASE CHECK ONE                                                     .
    DESTINY PLANS I: NEW __ OR DESTINY PLANS II: NEW __              .
                                                                     .
Monthly                     My objective in adopting a               .
Investment Unit: $_________ long-term PLAN of this                   .
                            nature is to                             .
Total Plan                  accumulate FUND SHARES for ___________   .
Amount:          $_________                                          .
                            Special Pricing                          .
Initial                     applicable?               YES __ NO __   .
investment                                                           .
submitted                   If yes, associated account names and/or  .
herewith:        $_________ numbers and monthly investment unit      .
                            _________________________ $_____________ .
No. of                      _________________________ $_____________ .
Investments: __120   __180  _________________________ $_____________ .
            (10-yr. (15-yr.                                          .
             Plan)   Plan)                                           .
                                                                     .
Register Plan as follows: _______________ Special Pricing Breakpoint . (Please Print or Type) Registrant's __________________________ .
                          Taxpayer             (Dealer-Use)          .
                          Itentification                             .
                          Number or                                  .
                          Social Security                            .
                          Number                                     .
                                                                     .
Individual__________________________________________________________ .
          (First)     (Middle Initial)   (Last)
 .
                                                                     .
Joint Tennant_______________________________________________________ .
(Please Print  (First)   (Middle Initial)  (Last)                    .
Name of Joint                                                        .
Registrant,                                                          .
if desired)(dagger)                                                  .
                                                                     .
Gifts/Transfers to Minors_______________ as Custodian for___________ .
                           (Custodian)                     (Minor)   .
                                                                     .
under the_______Uniform Gifts/Transfers to Minors Act.               .
          State                                                      .
                                                                     .
Mailing Address_____________________________________________________ .
                   Street           City           State        Zip  .
                                                                     .
                                                                     .
SIGNATURE: I (We) am (are) of legal age, have received and read T Prospectuses for the Plans and the Portfolios and agree to E
their terms. As required by federal law, I (we) certify under        A
penalties of perju ry (1) th at the Social Security or Taxpayer R Identification Number provided above is correct and (2) that the IRS
has never notified me (us) that I (we) am (are) subject to 31%       O
backup withholding, OR has notified me (us) that I (we) am (are) no N longer subject to such backup withholding. (Note: If part (2) is not true in your case, please strike it out before signing.) I D
(we) understand that you will comply with instructions given by one O registrant on joint accounts. Furthermore, I (we) hereby ratify T any instructions, including telephone instructions or, for joint T accounts, written instructions signed by one registrant , given E
on this account and agree that the Plans,    the Portfolios          D
    and    the Custodian     will not be liable for any loss, cost,
or expense for acting upon such instructions (by telephone or in     L
writing) believed by one or more of them to be genuine and in        I
accordance with reasonable procedures designed to prevent            N
unauthorized transactions. Mutual fund shares are not deposits or E obligations of, or guaranteed by, any depository institution. Shares . are not insured by the FDIC, Federal Reserve Board or any other . agency, and are subject to investment risks, including possible loss .
of principal amount invested.        __I do not want the Telephone   .
                                       Redemption Privilege.         .
                                                                     .
Must      Date___________19______At_________________________________ .
Complete:                           City              State          .
                                                                     .
          X________________________ X_______________________________ .
             Signature of              Signature of Joint            .
             Registrant/Custodian      Registrant (if any)(dagger)   .
                                                                     .
A Preauthorized Check                 (dagger)If Joint Registration, .
 Form is attached       Yes__ No__    both the Registrant and Joint  .
                                      Registrant must sign, and      .
Monthly Investment                    joint tenancy with rights of   .
 Date:                  1st__ 15th__  survivorship will be created   .
                                      unless another form of         .
A Federal Tax                         ownership is clearly           .
 Withholding Form is                  indicated.                     .
 attached:              Yes__ No__                                   .
                                      Preassigned account number,    .
Check box for                         if applicable_________________ .
 Government Allotment:  __                                           .
                                                                     .
        MAKE ALL CHECKS PAYABLE TO DESTINY PLANS I: NEW OR DESTINY   .
                          PLANS II: NEW                              .
____________________________________________________________________ .
                                                                     .
DEALER ONLY SECTION   IF DOCUMENTATION IS TO BE MAILED TO            .
                      REPRESENTATIVE, PLEASE CHECK AND PROVIDE       .
                      ADDRESS BELOW. __                              .
                                                                     .
Dealer's No.________________ Representative's No.___________         .
                                                                     .
________________________________ ___________________________________ .
Firm Name (Print)                Representative's Name (Print)       .
                                                                     .
________________________________ ___________________________________ .
Home Office Address (Print)      Branch Address (Print)              .
________________________________ ___________________________________ .
                                                                     .
X_______________________________ X__________________________________ .
 Authorized Signature of Dealer   Representative's Signature         .
                                                                     .
   Mail Application and initial investment to Boston Financial Data  .
        Services,Inc., P.O. Box 8300, Boston, MA 02266-8300          .

Page 3 of application************************************************
 .              PREAUTHORIZED CHECK TRANSACTION FORM
 .             FOR STATE STREET BANK AND TRUST COMPANY
 .
 .               FIDELITY SYSTEMATIC INVESTMENT PLANS
 .
 . (Please print clearly with ballpoint pen)
 . _________________________________________________________________
 .
 .                                                Monthly Account
 . Plan Name: Please Check         Account Number Amount  Registrantion
 .
 . Destiny         Destiny
 . Plans I: New__  Plans II: New__ ______________ _______ _____________
 .
 . Destiny         Destiny
 . Plans I: New__  Plans II: New__ ______________ _______ _____________
 .
 . Destiny         Destiny
 . Plans I: New__  Plans II: New__ ______________ _______ _____________
 .
 . Destiny         Destiny
 . Plans I: New__  Plans II: New__ ______________ _______ _____________
 .
 . Monthly Investment Date:( ) 1st or ( ) 15th (Should coinside with
 .                                              Plans Application)
 .
 . Month to Begin:____(Please note: Authorization to begin or change
 . draft must be received no later than FIFTEEN BUSINESS DAYS prior to . date of requested change. Authorization to cancel a draft must be
 . received no later than FIVE BUSINESS DAYS prior to date of requested . cancellation.)
 .
T A VOIDED CHECK MUST BE ATTACHED.
E
A      I (We) hereby request that the State Street Bank and Trust
R      Company collect deposits of funds to be made by me (us)
       monthly, pursuant to my (our) investment plan(s) described
O      below by drawing checks to its own order on my (our)
N      account(s).

D      X______________________________________ ____________________
O
T      X______________________________________ ____________________
T       Signature of Depositor(s)               Date
E
D     AUTHORIZATION TO HONOR CHECKS DRAWN BY STATE STREET BANK AND
                               TRUST COMPANY
L ____________________________________________________________________
I
N Please Print clearly   As a convenience to me, I (we) hereby request
E with a ballpoint pen;  and authorize you to pay and charge my (our)
 . it will be used as a   account with checks drawn on my (our) account
 . mailing label to       by, and payable to, the order of the State
 . notify your bank.      Street Bank and Trust Company. I (we) agree
 .                        that your rights in regard to each such check
 . _____________________  shall be the same as if the check were drawn
 . Bank Name              on you and personally by me (us). This
 . _____________________  authority is to remain in effect until
 . Street/P.O. Box        revoked in writing, and until you actually
 . _____________________  receive such notice, I (we) agree that
 . City,State,Zip         you shall be fully protected on honoring
 . _____________________  any such check.
 . Bank Acct. #
 . X____________________  I (We) further agree that if any such check
 . X____________________  be dishonored, whether with or without cause,
 . Name of Depositor(s)   and whether unintentionally or inadvertently
 .                        you shall be under no liablility whatsoever.
 .
 .                        X___________________________________________
 .
 .                        X___________________________________________
 .                         Signature of Depositor(s)

 .
 . MAIL TO BOSTON FINANCIAL DATA SERVICES, INC., P.O. BOX 8300, BOSTON,
 .                           MA 02266-8300
 .                                BFDS COPY
Page 4 of application************************************************
 .              PREAUTHORIZED CHECK TRANSACTION FORM
 .             FOR STATE STREET BANK AND TRUST COMPANY
 .
 .               FIDELITY SYSTEMATIC INVESTMENT PLANS
 .
 . (Please print clearly with ballpoint pen)
 . _________________________________________________________________
 .
 .                                                Monthly Account
 . Plan Name: Please Check         Account Number Amount  Registrantion
 .
 . Destiny         Destiny
 . Plans I: New__  Plans II: New__ ______________ _______ _____________
 .
 . Destiny         Destiny
 . Plans I: New__  Plans II: New__ ______________ _______ _____________
 .
 . Destiny         Destiny
 . Plans I: New__  Plans II: New__ ______________ _______ _____________
 .
 . Destiny         Destiny
 . Plans I: New__  Plans II: New__ ______________ _______ _____________
 .
 . Monthly Investment Date:( ) 1st or ( ) 15th (Should coinside with
 .                                              Plans Application)
 .
 . Month to Begin:____(Please note: Authorization to begin or change
 . draft must be received no later than FIFTEEN BUSINESS DAYS prior to . date of requested change. Authorization to cancel a draft must be
 . received no later than FIVE BUSINESS DAYS prior to date of requested . cancellation.)
 .
T A VOIDED CHECK MUST BE ATTACHED.
E
A      I (We) hereby request that the State Street Bank and Trust
R      Company collect deposits of funds to be made by me (us)
       monthly, pursuant to my (our) investment plan(s) described
O      below by drawing checks to its own order on my (our)
N      account(s).

D      X______________________________________ ____________________
O
T      X______________________________________ ____________________
T       Signature of Depositor(s)               Date
E
D     AUTHORIZATION TO HONOR CHECKS DRAWN BY STATE STREET BANK AND
                               TRUST COMPANY
L ____________________________________________________________________
I
N Please Print clearly   As a convenience to me, I (we) hereby request
E with a ballpoint pen;  and authorize you to pay and charge my (our)
 . it will be used as a   account with checks drawn on my (our) account
 . mailing label to       by, and payable to, the order of the State
 . notify your bank.      Street Bank and Trust Company. I (we) agree
 .                        that your rights in regard to each such check
 . _____________________  shall be the same as if the check were drawn
 . Bank Name              on you and personally by me (us). This
 . _____________________  authority is to remain in effect until
 . Street/P.O. Box        revoked in writing, and until you actually
 . _____________________  receive such notice, I (we) agree that
 . City,State,Zip         you shall be fully protected on honoring
 . _____________________  any such check.
 . Bank Acct. #
 . X____________________  I (We) further agree that if any such check
 . X____________________  be dishonored, whether with or without cause,
 . Name of Depositor(s)   and whether unintentionally or inadvertently
 .                        you shall be under no liablility whatsoever.
 .
 .                        X___________________________________________
 .
 .                        X___________________________________________
 .                         Signature of Depositor(s)

 .
 . MAIL TO BOSTON FINANCIAL DATA SERVICES, INC., P.O. BOX 8300, BOSTON,
 .                           MA 02266-8300
 .                              BANK COPY
Page 5 of application************************************************

 . I hereby authorize and direct Boston Financial Data Services, Inc.
 . (Boston Financial, administrative service agent for the Fidelity
 .    Systematic Investment     Plans) to withhold at the rate of 28
 . percent on    dividend and capital gains     distributions paid by
 . the Fidelity Destiny Portfolios to my Fidelity Destiny        Plan
 . account(s). I understand that all amounts withheld shall be
 . submitted to the IRS as backup withholding on capital gains and
 . dividend income and as a credit against my Federal income tax
 . liability.    Withholding will not apply to withdrawals.     I will
 . not be entitled to obtain a refund or credit of such amount or
 . assert any other amounts withheld with respect to my Fidelity
 . Destiny        Plan account(s). I understand that the amount
 . withheld may be less than, equal to, or greater than the amount of
 . corresponding Federal income tax liability. I shall hold harmless
 . and indemnify Boston Financial, State Street Bank and Trust Company, . Fidelity Systematic Investment Plans, Fidelity Destiny Portfolios:
 . Destiny I and Destiny II, Fidelity Distributors Corporation (and its . affiliates), and their respective agents against any and all loss,
 . costs, damages, expenses, liabilities, and claims, including,
 . without limitation, IRS claims, for such amounts.
 .
 . I understand that written authorization and direction to begin or
 . cancel withholding shall be implemented within 30 days of receipt in . good order of the requested change by Boston Financial. I further
 . understand that this authorization shall not be implemented if, in
 . Boston Financial's sole judgement, any information necessary to do
 . so has not been provided to or verified by BFDS. This service is
 . available only to Fidelity Destiny        Plans that reinvest their
 . dividends and other distributions but is not available for
 . tax-sheltered retirement plans, including IRAs.
 .
 . _________________________________ __________________________________
 . Name of Planholder(Please Print)  Name of Joint Tenant(Please Print)
 .
 . ____________________________________________
 . Social Security or Tax Itentification Number
 .
 .   PLAN NAME: PLEASE CHECK                        ACCOUNT NUMBER(S)
 .
 . DESTINY PLANS I: NEW__ DESTINY PLANS II: NEW__ _____________________ . DESTINY PLANS I: NEW__ DESTINY PLANS II: NEW__ _____________________ . DESTINY PLANS I: NEW__ DESTINY PLANS II: NEW__ _____________________ . DESTINY PLANS I: NEW__ DESTINY PLANS II: NEW__ _____________________
 .
 . X_________________________________________ __________________
 .   SIGNATURE OF PLANHOLDER                     DATE
 .
 . X_________________________________________ __________________
 .   SIGNATURE OF JOINT TENANT                   DATE
 .
 . MAIL TO BOSTON FINANCIAL DATA SERVICES, INC., P.O. BOX 8300,
 .                       BOSTON, MA 02266-8300

End of application****************************************************
SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
FOR ACTIVE PLANS CALL:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-800-433-0734

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

I.DES   N-PRO-0499
   1.717178.100

(Recycle logo)Printed on recycled paper

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 67 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 26nd day of April, 1999.

      FIDELITY DISTRIBUTORS CORPORATION
      By /s/ Martha Willis
             Martha Willis, President and Director


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     (Signature)          (Title)                 (Date)

/s/Martha Willis          President and Director  April 26, 1999
   Martha Willis

/s/Edward C. Johnson 3d   Director                April 26, 1999
   Edward C. Johnson 3d

/s/James C. Curvey        Director                April 26, 1999
   James C. Curvey

/s/Caron Ketchum          Treasurer               April 26, 1999
   Caron Ketchum

CONSENT OF INDEPENDENT ACCOUNTANTS

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I and
Destiny Plans II:

We hereby consent to the inclusion in this Post-Effective Amendment No. 67 to Registration Statement No. 2-34100 on Form S-6 of our report dated November 12, 1998, on our audit of the financial statements of Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   April 22, 1999

CONSENT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors
Corporation:

We hereby consent to the inclusion in this Post-Effective Amendment No. 67 to Registration Statement No. 2-34100 on Form S-6 of our report dated January 27, 1999, on our audit of the statement of financial condition of Fidelity Distributors Corporation as of December 31, 1998.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   April 22, 1999

KIRKPATRICK & LOCKHART

1800 MASSACHUSETTS AVENUE, NW
2ND FLOOR
WASHINGTON, D.C. 20036-1800

April 26, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Michael Shaffer
           Room 10125, Mail Stop 10-6

Re: Fidelity Systematic Investment Plans:
    Destiny Plans I: New and Destiny Plans II: New (the Plans)
    File Nos. 2-34100
    Post-Effective Amendment No. 67

Dear Mr. Shaffer:

 We serve as special counsel to the above-referenced funds with respect to certain matters which arise from time to time under the federal securities laws. In that capacity, we have reviewed a draft of the amendment to the Plans' Registration Statement on Form S-6 which accompanies this letter ("Amendment"). The Amendment was prepared and finalized by Fidelity Management & Research Company ("FMR"), the funds' investment adviser, which has represented to us that no material changes have been made between the version reviewed by us and the version being filed electronically. The Amendment is being filed for the purpose of changing the name of the new plans and making certain changes in the disclosures contained in the funds' most recent post-effective amendment, including amendments in response to Staff comments. We understand that it is the Commission Staff's position that any changes made in response to Staff comments on the fund's most recent post-effective amendment properly may be incorporated in a filing pursuant to Rule 485(b) under the Securities Act of 1933. Pursuant to paragraph (b)(4) of Rule 485, we represent that, to the best of our knowledge based upon our review of the draft Amendment and the Staff's position referred to above, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Sincerely,

/s/Kirkpatrick & Lockhart LLP
   Kirkpatrick & Lockhart LLP

EXHIBITS

A. (1)      Custodian Agreement, as amended and restated, dated as of
            April 26, 1999, between Fidelity Distributors Corporation
            and State Street Bank and Trust Company is electronically
            filed herein as Exhibit A(1).
   (2)      None.
   (3)  (a) Not applicable.
        (b) Fidelity Systematic Investment Plans (Destiny) Selling
            Dealer Agreement is electronically filed herein as Exhibit
            A(3)(b).
        (c) Schedule B to Fidelity Systematic Investment Plans
            (Destiny) Selling Dealer Agreement  is electronically
            filed herein as Exhibit A(3)(b).
   (4)      None.
   (5)  (a) Not applicable.
        (b) Not applicable.
   (6)      Articles of Incorporation and By-laws of Fidelity
            Distributors Corporation are incorporated herein by
            reference to Exhibit 1.A.(6) of Post-Effective Amendment
            No. 50.
   (7)      The Undertaking required by Rule 27d-2(a)(2) and the
            Consolidated Financial Statements of Federal Insurance
            Company, for the fiscal year ended December 31, 1997, are
            electronically filed herein as Exhibit A(7).
   (8)      Franchise Agreement dated as of April 26, 1999, between
            Fidelity Distributors Corporation and Fidelity Destiny
            Portfolios, on behalf of Destiny I, is electronically
            filed herein as Exhibit A(8).
            Franchise Agreement dated as of April 26, 1999, between
            Fidelity Distributors Corporation and Fidelity Destiny
            Portfolios, on behalf of Destiny II, is electronically
            filed herein as Exhibit A(8).
   (9)      None.
   (10)     Not applicable.
B. (1)      Not applicable.
   (2)      Audited Financial Statements, for the fiscal year ended
            September 30, 1998, are filed herein as part of the Prospectus.
C.          Not applicable.